UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

                                        BlackRock Midcap Index Fund

                                        BlackRock MSCI Asia ex Japan Index Fund

                                        BlackRock MSCI World Index Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

            Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 07/31/2015

Item 1 – Report to Stockholders

JULY 31, 2015

ANNUAL REPORT

BlackRock FundsSM

➢	BlackRock Midcap Index Fund
➢	BlackRock MSCI Asia ex Japan Index Fund
➢	BlackRock MSCI World Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JULY 31, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks between regions were the broader themes underlying market conditions during the 12-month period ended July 31, 2015. The period began with investors caught between the forces of low interest rates and an improving U.S. economy, high asset valuations, oil price instability and lingering geopolitical risks in Ukraine and the Middle East. As U.S. growth picked up considerably in the fourth quarter of 2014, the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite uncertainty as to when the Federal Reserve (the “Fed”) would raise short-term interest rates. International markets continued to struggle even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, sparking a sell-off in energy-related assets and putting stress on emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks abated. Investors had held high expectations for the U.S. economy, but a harsh winter and west coast port strike brought disappointing first-quarter data and high valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar continued to be a headwind for the asset class.

U.S. economic data regained momentum in the second quarter, helping U.S. stocks resume an upward path, although meaningful strength in the labor market underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse and investors feared the consequences should Greece leave the eurozone. Adding to global worries was a massive correction in Chinese equity prices despite policymakers’ attempts to stabilize the market. As these concerns abated in the later part of July, developed markets rebounded with the help of solid corporate earnings. Emerging markets, however, continued to slide as Chinese equities remained highly volatile and growth estimates for many emerging economies were revised lower. Bond markets moved back into positive territory as softer estimates for global growth and the return of falling commodity prices caused yields to move lower.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.55%	11.21%
U.S. small cap equities (Russell 2000® Index)	6.98	12.03
International equities (MSCI Europe, Australasia, Far East Index)	7.19	(0.28)
Emerging market equities (MSCI Emerging Markets Index)	(4.76)	(13.38)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.00	0.01
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(3.64)	5.32
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(1.47)	2.82
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.97)	3.50
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.27	0.37
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of July 31, 2015	BlackRock Midcap Index Fund

Investment Objective

BlackRock Midcap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

Portfolio Information*

Industry Allocation	Percent of Long-Term Investments
Financials	23%
Consumer Discretionary	17
Information Technology	15
Industrials	13
Health Care	10
Materials	6
Utilities	5
Consumer Staples	5
Energy	5
Telecommunication Services	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

*	Ten largest holdings have not been included as the Fund does not hold any position in excess of 1% of Long-Term Investments.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 13, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[1]	Beginning Account Value May 13, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$996.30	$0.26	$1,000.00	$1,010.56	$0.26	0.12%
Class K	$1,000.00	$996.30	$0.17	$1,000.00	$1,010.65	$0.17	0.08%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 80/365 (to reflect the period from May 13, 2015, the commencement of operations, to July 31, 2015).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JULY 31, 2015

Fund Summary as of July 31, 2015	BlackRock MSCI Asia ex Japan Index Fund

Investment Objective

BlackRock MSCI Asia ex Japan Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of Asian equities, excluding Japan.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Samsung Electronics Co. Ltd	4%
Taiwan Semiconductor Manufacturing Co. Ltd	3
Tencent Holdings Ltd	3
China Mobile Ltd	3
AIA Group Ltd	3
China Construction Bank Corp., Class H	2
Industrial & Commercial Bank of China Ltd., Class H	2
Dr. Reddy’s Laboratories Ltd. — ADR	2
Bank of China Ltd., Class H	1
Infosys Ltd. — ADR	1

Geographic Allocation	Percent of Long-Term Investments

China	22%
Hong Kong	20
South Korea	17
Taiwan	15
India	10
Singapore	5
Malaysia	4
Indonesia	3
Thailand	3
Philippines	1

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value June 9, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[1]	Beginning Account Value June 9, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$930.40	$0.69	$1,000.00	$1,006.41	$0.71	0.50%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 53/365 (to reflect the period from June 9, 2015, the commencement of operations, to July 31, 2015).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JULY 31, 2015	5

Fund Summary as of July 31, 2015	BlackRock MSCI World Index Fund

Investment Objective

BlackRock MSCI World Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of developed market equities.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Apple, Inc	2%
Microsoft Corp	1
Exxon Mobil Corp	1
Johnson & Johnson	1
Wells Fargo & Co	1
General Electric Co	1
JPMorgan Chase & Co	1
Nestle SA, Registered Shares	1
Novartis AG, Registered Shares	1
Google, Inc	1

Geographic Allocation	Percent of Long-Term Investments

United States	56%
Japan	9
United Kingdom	7
Switzerland	4
France	4
Germany	4
Canada	3
Australia	3
Other[1]	10

[1]

Other includes a 1% or less investment in each of the following countries: Austria, Bangladesh, Belgium, Denmark, Finland, Hong Kong, Ireland, Israel, Italy, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain and Sweden.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value June 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$993.40	$0.33	$1,000.00	$1,007.89	$0.33	0.20%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period from June 1, 2015, the commencement of operations, to July 31, 2015).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JULY 31, 2015

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Class K Shares (available only in BlackRock Midcap Index Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on for BlackRock Midcap Index Fund on May 13, 2015, BlackRock MSCI Asia ex-Japan Index Fund on June 9, 2015 and BlackRock MSCI World Index Fund on June 1, 2015 (commencement of operations and held through July 31, 2015)) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	7

Schedule of Investments July 31, 2015	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
B/E Aerospace, Inc.	102	$4,968
Huntington Ingalls Industries, Inc.	42	4,931
L-3 Communications Holdings, Inc.	52	6,004
Rockwell Collins, Inc.	55	4,654
Spirit Aerosystems Holdings, Inc., Class A (a)	95	5,349
Textron, Inc.	168	7,342
TransDigm Group, Inc. (a)	23	5,205

		38,453
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	101	7,085
Expeditors International of Washington, Inc.	151	7,078

		14,163
Airlines — 1.0%
Alaska Air Group, Inc.	84	6,363
JetBlue Airways Corp. (a)	141	3,240
Southwest Airlines Co.	315	11,403
United Continental Holdings, Inc. (a)	179	10,094

		31,100
Auto Components — 1.0%
Allison Transmission Holdings, Inc.	81	2,364
BorgWarner, Inc.	137	6,810
Delphi Automotive PLC	124	9,682
The Goodyear Tire & Rubber Co.	219	6,599
Lear Corp.	47	4,891

		30,346
Automobiles — 0.3%
Harley-Davidson, Inc.	135	7,871
Banks — 3.3%
CIT Group, Inc.	117	5,504
Citizens Financial Group, Inc.	139	3,624
Comerica, Inc.	175	8,300
East West Bancorp, Inc.	166	7,430
Fifth Third Bancorp	477	10,050
First Republic Bank	100	6,379
Huntington Bancshares, Inc.	627	7,317
KeyCorp	542	8,043
M&T Bank Corp.	61	8,000
Regions Financial Corp.	1,044	10,847
Signature Bank (a)	37	5,387
SunTrust Banks, Inc.	241	10,686
SVB Financial Group (a)	39	5,581
Zions Bancorporation	94	2,932

		100,080
Beverages — 1.3%
Brown-Forman Corp., Class B	54	5,854
Coca-Cola Enterprises, Inc.	132	6,743
Constellation Brands, Inc., Class A	56	6,721
Dr Pepper Snapple Group, Inc.	66	5,295
Molson Coors Brewing Co., Class B	67	4,766
Monster Beverage Corp. (a)	57	8,752

		38,131
Biotechnology — 1.6%
Alkermes PLC (a)	89	6,232
Common Stocks	Shares	Value
Biotechnology (concluded)
Alnylam Pharmaceuticals, Inc. (a)	45	$5,734
BioMarin Pharmaceutical, Inc. (a)	76	11,116
Bluebird Bio, Inc. (a)	15	2,487
Incyte Corp. (a)	74	7,717
Isis Pharmaceuticals, Inc. (a)	53	2,911
Medivation, Inc. (a)	41	4,319
Receptos, Inc. (a)	14	3,190
United Therapeutics Corp. (a)	30	5,081

		48,787
Building Products — 0.6%
Allegion PLC	80	5,058
AO Smith Corp.	33	2,370
Fortune Brands Home & Security, Inc.	142	6,780
Masco Corp.	211	5,568

		19,776
Capital Markets — 2.5%
Affiliated Managers Group, Inc. (a)	27	5,613
Ameriprise Financial, Inc.	73	9,174
E*Trade Financial Corp. (a)	219	6,224
Invesco Ltd.	218	8,415
Lazard Ltd., Class A	119	6,594
Legg Mason, Inc.	93	4,589
Northern Trust Corp.	105	8,031
Raymond James Financial, Inc.	100	5,900
SEI Investments Co.	107	5,704
T. Rowe Price Group, Inc.	114	8,793
TD Ameritrade Holding Corp.	147	5,399

		74,436
Chemicals — 2.8%
Airgas, Inc.	50	5,101
Albemarle Corp.	96	5,203
Ashland, Inc.	39	4,458
Celanese Corp., Series A	102	6,724
CF Industries Holdings, Inc.	110	6,512
Eastman Chemical Co.	94	7,370
FMC Corp.	105	5,097
International Flavors & Fragrances, Inc.	42	4,855
The Mosaic Co.	185	7,944
RPM International, Inc.	102	4,781
The Sherwin-Williams Co.	36	9,999
Sigma-Aldrich Corp.	55	7,678
The Valspar Corp.	60	4,997
WR Grace & Co. (a)	57	5,753

		86,472
Commercial Services & Supplies — 1.3%
The ADT Corp.	136	4,696
Cintas Corp.	60	5,130
Iron Mountain, Inc.	141	4,237
KAR Auction Services, Inc.	64	2,491
Republic Services, Inc.	107	4,551
Stericycle, Inc. (a)	38	5,357
Tyco International PLC	203	7,712
Waste Connections, Inc.	106	5,314

		39,488

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See Notes to Financial Statements.

8	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 1.2%
Brocade Communications Systems, Inc.	190	$1,949
F5 Networks, Inc. (a)	54	7,244
Harris Corp.	73	6,055
Juniper Networks, Inc.	286	8,128
Motorola Solutions, Inc.	103	6,197
Palo Alto Networks, Inc. (a)	33	6,132

		35,705
Construction & Engineering — 0.7%
AECOM (a)	68	2,097
Chicago Bridge & Iron Co. NV	45	2,391
Fluor Corp.	115	5,376
Jacobs Engineering Group, Inc. (a)	150	6,318
Quanta Services, Inc. (a)	185	5,110

		21,292
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	34	5,332
Vulcan Materials Co.	69	6,280

		11,612
Consumer Finance — 0.3%
Ally Financial, Inc. (a)	254	5,783
Navient Corp.	251	3,941

		9,724
Containers & Packaging — 1.3%
Avery Dennison Corp.	86	5,233
Ball Corp.	79	5,359
Crown Holdings, Inc. (a)	108	5,563
Packaging Corp. of America	79	5,592
Sealed Air Corp.	126	6,700
WestRock Co. (a)	165	10,405

		38,852
Distributors — 0.5%
Genuine Parts Co.	74	6,582
LKQ Corp. (a)	242	7,614

		14,196
Diversified Consumer Services — 0.3%
H&R Block, Inc.	159	5,293
Service Corp. International	178	5,431

		10,724
Diversified Financial Services — 1.6%
IntercontinentalExchange Group, Inc.	50	11,402
Leucadia National Corp.	301	7,080
McGraw-Hill Financial, Inc.	104	10,582
Moody’s Corp.	77	8,503
MSCI, Inc.	81	5,521
The NASDAQ OMX Group, Inc.	99	5,052

		48,140
Diversified Telecommunication Services — 0.6%
CenturyLink, Inc.	245	7,007
Frontier Communications Corp.	857	4,045
Level 3 Communications, Inc. (a)	124	6,262

		17,314
Electric Utilities — 1.9%
Edison International	116	6,961
Entergy Corp.	66	4,687
Eversource Energy	135	6,712
FirstEnergy Corp.	192	6,520
OGE Energy Corp.	223	6,637
Pepco Holdings, Inc.	201	5,363
Pinnacle West Capital Corp.	85	5,245
PPL Corp.	238	7,571
Common Stocks	Shares	Value
Electric Utilities (concluded)
Xcel Energy, Inc.	234	$8,113

		57,809
Electrical Equipment — 0.8%
Acuity Brands, Inc.	29	5,834
AMETEK, Inc.	143	7,586
Hubbell, Inc., Class B	26	2,715
Rockwell Automation, Inc.	77	8,992

		25,127
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	159	8,969
Arrow Electronics, Inc. (a)	98	5,699
Avnet, Inc.	131	5,467
Keysight Technologies, Inc. (a)	143	4,367
Trimble Navigation Ltd. (a)	281	6,491

		30,993
Energy Equipment & Services — 1.1%
Cameron International Corp. (a)	167	8,427
Ensco PLC, Class A	108	1,791
FMC Technologies, Inc. (a)	210	6,879
Helmerich & Payne, Inc.	93	5,370
National Oilwell Varco, Inc.	168	7,078
Weatherford International PLC (a)	343	3,663

		33,208
Food & Staples Retailing — 0.7%
Rite Aid Corp. (a)	630	5,614
Sysco Corp.	255	9,259
Whole Foods Market, Inc.	188	6,843

		21,716
Food Products — 2.9%
Bunge Ltd.	81	6,468
Campbell Soup Co.	110	5,424
ConAgra Foods, Inc.	186	8,195
The Hain Celestial Group, Inc. (a)	83	5,642
The Hershey Co.	57	5,295
Hormel Foods Corp.	90	5,329
Ingredion, Inc.	62	5,469
The J.M. Smucker Co.	44	4,914
Kellogg Co.	110	7,279
Keurig Green Mountain, Inc.	64	4,803
McCormick & Co., Inc.	66	5,413
Mead Johnson Nutrition Co.	88	7,778
Pinnacle Foods, Inc.	52	2,337
Tyson Foods, Inc., Class A	149	6,608
WhiteWave Foods Co. (a)	110	5,678

		86,632
Gas Utilities — 0.5%
AGL Resources, Inc.	120	5,770
Atmos Energy Corp.	47	2,599
UGI Corp.	150	5,481

		13,850
Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp. (a)	616	10,681
C.R. Bard, Inc.	30	5,900
The Cooper Cos., Inc.	28	4,956
Dentsply International, Inc.	109	6,203
DexCom, Inc. (a)	36	3,047
Edwards Lifesciences Corp. (a)	51	7,760
Hologic, Inc. (a)	151	6,291
IDEXX Laboratories, Inc. (a)	80	5,818
Intuitive Surgical, Inc. (a)	15	7,998
ResMed, Inc.	80	4,636
Sirona Dental Systems, Inc. (a)	25	2,595

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
St. Jude Medical, Inc.	142	$10,482
Teleflex, Inc.	19	2,546
Varian Medical Systems, Inc. (a)	63	5,422
Zimmer Biomet Holdings, Inc.	72	7,493

		91,828
Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	100	10,575
Brookdale Senior Living, Inc. (a)	149	4,936
Centene Corp. (a)	76	5,330
Community Health Systems, Inc. (a)	97	5,676
DaVita HealthCare Partners, Inc. (a)	80	6,322
Envision Healthcare Holdings, Inc. (a)	83	3,718
Henry Schein, Inc. (a)	37	5,475
Laboratory Corp. of America Holdings (a)	45	5,728
MEDNAX, Inc. (a)	71	6,009
Quest Diagnostics, Inc.	71	5,241
Universal Health Services, Inc., Class B	46	6,681

		65,691
Health Care Technology — 0.3%
Cerner Corp. (a)	117	8,391
Hotels, Restaurants & Leisure — 2.5%
Aramark, Corp.	87	2,768
Chipotle Mexican Grill, Inc. (a)	13	9,649
Darden Restaurants, Inc.	88	6,491
Domino’s Pizza, Inc.	47	5,350
Dunkin’ Brands Group, Inc.	44	2,371
Hilton Worldwide Holdings, Inc. (a)	228	6,122
Marriott International, Inc., Class A	93	6,753
MGM Resorts International (a)	324	6,357
Norwegian Cruise Line Holdings Ltd. (a)	59	3,683
Royal Caribbean Cruises Ltd.	88	7,907
Starwood Hotels & Resorts Worldwide, Inc.	90	7,151
Wyndham Worldwide Corp.	59	4,869
Wynn Resorts Ltd.	55	5,678

		75,149
Household Durables — 2.3%
D.R. Horton, Inc.	220	6,532
Garmin Ltd.	112	4,694
GoPro, Inc., Class A (a)	41	2,546
Harman International Industries, Inc.	44	4,737
Jarden Corp. (a)	105	5,775
Leggett & Platt, Inc.	126	6,024
Lennar Corp., Class A	117	6,206
Mohawk Industries, Inc. (a)	33	6,652
Newell Rubbermaid, Inc.	152	6,579
PulteGroup, Inc.	287	5,947
Toll Brothers, Inc. (a)	146	5,682
TopBuild Corp. (a)	23	661
Whirlpool Corp.	43	7,642

		69,677
Household Products — 0.4%
Church & Dwight Co., Inc.	60	5,180
The Clorox Co.	47	5,261
Energizer Holdings, Inc. (a)	36	1,386

		11,827
Independent Power and Renewable Electricity Producers — 0.6%
The AES Corp.	623	7,974
Calpine Corp. (a)	289	5,289
NRG Energy, Inc.	267	5,994

		19,257
Common Stocks	Shares	Value
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	54	$5,468
Roper Industries, Inc.	41	6,858

		12,326
Insurance — 4.8%
Alleghany Corp. (a)	11	5,347
Aon PLC	127	12,798
Arch Capital Group Ltd. (a)	100	7,136
Arthur J Gallagher & Co.	105	4,980
Axis Capital Holdings Ltd.	124	7,137
Cincinnati Financial Corp.	118	6,515
Everest Re Group Ltd.	28	5,127
FNF Group	134	5,238
Hartford Financial Services Group, Inc.	227	10,794
HCC Insurance Holdings, Inc.	93	7,176
Lincoln National Corp.	150	8,448
Loews Corp.	217	8,270
Markel Corp. (a)	7	6,228
PartnerRe Ltd.	38	5,167
Principal Financial Group, Inc.	155	8,604
The Progressive Corp.	225	6,863
Reinsurance Group of America, Inc.	56	5,405
Torchmark Corp.	88	5,422
Unum Group	239	8,566
Voya Financial, Inc.	111	5,211
XL Group PLC	136	5,171

		145,603
Internet & Catalog Retail — 0.8%
Expedia, Inc.	52	6,315
Liberty Interactive Corp., Series A (a)	272	7,901
Liberty Ventures, Series A (a)	117	4,853
TripAdvisor, Inc. (a)	65	5,160

		24,229
Internet Software & Services — 1.4%
Akamai Technologies, Inc. (a)	89	6,827
Equinix, Inc.	24	6,694
IAC/InterActiveCorp	33	2,550
LinkedIn Corp., Class A (a)	48	9,756
Rackspace Hosting, Inc. (a)	95	3,233
Twitter, Inc. (a)	257	7,970
VeriSign, Inc. (a)	79	5,604

		42,634
IT Services — 3.1%
Alliance Data Systems Corp. (a)	24	6,601
Amdocs Ltd.	120	7,038
Broadridge Financial Solutions, Inc.	98	5,318
Computer Sciences Corp.	88	5,758
Fidelity National Information Services, Inc.	130	8,506
Fiserv, Inc. (a)	92	7,991
FleetCor Technologies, Inc. (a)	39	6,038
Gartner, Inc. (a)	60	5,314
Global Payments, Inc.	49	5,492
Jack Henry & Associates, Inc.	37	2,585
Paychex, Inc.	127	5,893
Teradata Corp. (a)	125	4,639
Total System Services, Inc.	123	5,685
Vantiv, Inc., Class A (a)	64	2,816
The Western Union Co.	252	5,101
Xerox Corp.	799	8,805

		93,580
Leisure Products — 0.6%
Hasbro, Inc.	79	6,221
Mattel, Inc.	254	5,895
Polaris Industries, Inc.	39	5,345

		17,461

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	189	$7,739
Mettler-Toledo International, Inc. (a)	16	5,402
PerkinElmer, Inc.	98	5,186
QIAGEN NV (a)	257	7,191
Quintiles Transnational Holdings, Inc. (a)	36	2,762
Waters Corp. (a)	39	5,206

		33,486
Machinery — 3.4%
Dover Corp.	112	7,176
Flowserve Corp.	125	5,874
IDEX Corp.	97	7,375
Ingersoll-Rand PLC	130	7,982
The Middleby Corp. (a)	49	6,012
PACCAR, Inc.	176	11,412
Pall Corp.	67	8,472
Parker Hannifin Corp.	79	8,907
Pentair PLC	138	8,392
Snap-on, Inc.	33	5,438
Stanley Black & Decker, Inc.	81	8,545
WABCO Holdings, Inc. (a)	46	5,679
Wabtec Corp.	52	5,262
Xylem, Inc.	188	6,492

		103,018
Media — 1.8%
Charter Communications, Inc., Class A (a)	37	6,877
Discovery Communications, Inc., Class A (a)	72	2,378
Discovery Communications, Inc., Class C (a)	196	5,939
Gannett Co., Inc. (a)	86	1,088
The Interpublic Group of Cos., Inc.	280	5,964
Liberty Media Corp., Class C (a)	182	6,861
News Corp., Class A (a)	174	2,563
Omnicom Group, Inc.	103	7,527
Scripps Networks Interactive, Inc., Class A	75	4,694
Sirius XM Holdings, Inc. (a)	1,747	6,918
TEGNA, Inc.	172	5,010

		55,819
Metals & Mining — 0.9%
Alcoa, Inc.	676	6,672
Freeport-McMoRan Copper & Gold, Inc.	450	5,287
Newmont Mining Corp.	317	5,443
Nucor Corp.	205	9,049
Steel Dynamics, Inc.	109	2,183

		28,634
Multi-Utilities — 2.3%
Alliant Energy Corp.	89	5,474
Ameren Corp.	125	5,135
CenterPoint Energy, Inc.	340	6,576
CMS Energy Corp.	150	5,139
Consolidated Edison, Inc.	132	8,394
DTE Energy Co.	64	5,150
NiSource, Inc.	113	1,973
Public Service Enterprise Group, Inc.	173	7,209
SCANA Corp.	103	5,644
Sempra Energy	109	11,094
WEC Energy Group, Inc.	183	8,967

		70,755
Multiline Retail — 1.4%
Dollar General Corp.	130	10,448
Dollar Tree, Inc. (a)	106	8,263
Kohl’s Corp.	102	6,255
Macy’s, Inc.	155	10,705
Nordstrom, Inc.	88	6,715

		42,386
Common Stocks	Shares	Value
Office Electronics — 0.1%
Zebra Technologies Corp., Class A (a)	23	$2,475
Oil, Gas & Consumable Fuels — 3.8%
Cabot Oil & Gas Corp.	222	5,808
Cheniere Energy, Inc. (a)	121	8,345
Chesapeake Energy Corp.	421	3,646
Cimarex Energy Co.	56	5,831
Columbia Pipeline Group, Inc.	113	3,297
Concho Resources, Inc. (a)	67	7,139
CONSOL Energy, Inc.	194	3,205
EQT Corp.	88	6,763
Hess Corp.	110	6,491
HollyFrontier Corp.	135	6,515
Marathon Oil Corp.	294	6,177
Murphy Oil Corp.	136	4,459
Newfield Exploration Co. (a)	142	4,656
Noble Energy, Inc.	229	8,068
ONEOK, Inc.	135	5,102
Pioneer Natural Resources Co.	64	8,113
Range Resources Corp.	110	4,327
Southwestern Energy Co. (a)	265	4,929
Targa Resources Corp.	26	2,300
Tesoro Corp.	67	6,522
Whiting Petroleum Corp. (a)	183	3,750

		115,443
Paper & Forest Products — 0.3%
International Paper Co.	176	8,425
Personal Products — 0.1%
Edgewell Personal Care Co.	36	3,446
Pharmaceuticals — 1.8%
Endo International PLC (a)	92	8,054
Hospira, Inc. (a)	78	6,977
Jazz Pharmaceuticals PLC (a)	30	5,767
Mallinckrodt PLC (a)	54	6,694
Omnicare, Inc.	56	5,424
Perrigo Co. PLC	64	12,301
Zoetis, Inc.	222	10,873

		56,090
Professional Services — 1.5%
CoStar Group, Inc. (a)	25	5,032
Equifax, Inc.	52	5,311
IHS, Inc., Class A (a)	41	5,126
Manpowergroup, Inc.	67	6,062
Nielsen NV.	146	7,075
Robert Half International, Inc.	96	5,283
Towers Watson & Co., Class A	39	4,945
Verisk Analytics, Inc., Class A (a)	82	6,405

		45,239
Real Estate Investment Trusts (REITs) — 8.6%
Alexandria Real Estate Equities, Inc.	59	5,470
American Capital Agency Corp.	244	4,699
Annaly Capital Management, Inc.	513	5,104
Apartment Investment & Management Co., Class A	140	5,471
AvalonBay Communities, Inc.	60	10,340
Boston Properties, Inc.	68	8,383
Camden Property Trust	68	5,415
Crown Castle International Corp.	148	12,123
DDR Corp.	489	7,971
Digital Realty Trust, Inc.	78	5,013
Duke Realty Corp.	356	7,181
Essex Property Trust, Inc.	23	5,173
Extra Space Storage, Inc.	74	5,440
Federal Realty Investment Trust	38	5,198
General Growth Properties, Inc.	264	7,165
HCP, Inc.	193	7,457

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	11

Schedule of Investments (continued)	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Health Care REIT, Inc.	132	$9,157
Hospitality Properties Trust	68	1,865
Host Hotels & Resorts, Inc.	481	9,322
Kilroy Realty Corp.	105	7,439
Kimco Realty Corp.	323	7,981
Liberty Property Trust	68	2,314
The Macerich Co.	77	6,095
Mid-America Apartment Communities, Inc.	81	6,508
NorthStar Realty Finance Corp.	158	2,528
Omega Healthcare Investors, Inc.	159	5,765
Plum Creek Timber Co., Inc.	154	6,314
Prologis, Inc.	274	11,127
Realty Income Corp.	133	6,423
Regency Centers Corp.	111	7,101
SL Green Realty Corp.	52	5,987
Starwood Property Trust, Inc.	290	6,310
Taubman Centers, Inc.	17	1,272
UDR, Inc.	170	5,748
Ventas, Inc.	153	10,265
VEREIT, Inc.	873	7,647
Vornado Realty Trust	103	10,048
Weyerhaeuser Co.	253	7,765
WP Carey, Inc.	109	6,670

		259,254
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A (a)	149	5,657
The Howard Hughes Corp. (a)	35	4,759
Jones Lang LaSalle, Inc.	31	5,519
Realogy Holdings Corp. (a)	111	5,053

		20,988
Road & Rail — 0.7%
Avis Budget Group, Inc. (a)	94	4,082
Hertz Global Holdings, Inc. (a)	338	5,743
JB Hunt Transport Services, Inc.	62	5,216
Kansas City Southern	60	5,951

		20,992
Semiconductors & Semiconductor Equipment — 2.8%
Altera Corp.	168	8,343
Analog Devices, Inc.	122	7,116
Applied Materials, Inc.	608	10,555
KLA-Tencor Corp.	84	4,456
Lam Research Corp.	80	6,150
Linear Technology Corp.	116	4,756
Marvell Technology Group Ltd.	356	4,429
Maxim Integrated Products, Inc.	152	5,174
Microchip Technology, Inc.	112	4,798
NVIDIA Corp.	321	6,404
ON Semiconductor Corp. (a)	194	2,060
Qorvo, Inc. (a)	66	3,825
Skyworks Solutions, Inc.	78	7,462
SunEdison, Inc. (a)	178	4,144
Xilinx, Inc.	143	5,970

		85,642
Software — 3.9%
Activision Blizzard, Inc.	288	7,428
ANSYS, Inc. (a)	71	6,685
Autodesk, Inc. (a)	134	6,778
CA, Inc.	211	6,148
Cadence Design Systems, Inc. (a)	133	2,789
CDK Global, Inc.	71	3,666
Citrix Systems, Inc. (a)	118	8,922
Electronic Arts, Inc. (a)	153	10,947
FactSet Research Systems, Inc.	31	5,135
FireEye, Inc. (a)	62	2,758
Fortinet, Inc. (a)	64	3,055
Intuit, Inc.	127	13,433
Common Stocks	Shares	Value
Software (concluded)
Red Hat, Inc. (a)	96	$7,592
ServiceNow, Inc. (a)	80	6,440
Splunk, Inc. (a)	84	5,875
Symantec Corp.	379	8,618
Synopsys, Inc. (a)	125	6,355
Tableau Software, Inc., Class A (a)	22	2,304
Workday, Inc., Class A (a)	57	4,807

		119,735
Specialty Retail — 3.7%
Advance Auto Parts, Inc.	36	6,272
AutoZone, Inc. (a)	13	9,112
Bed Bath & Beyond, Inc. (a)	94	6,132
Best Buy Co., Inc.	172	5,554
CarMax, Inc. (a)	108	6,967
Foot Locker, Inc.	94	6,632
The Gap, Inc.	169	6,165
L Brands, Inc.	108	8,718
O’Reilly Automotive, Inc. (a)	44	10,574
Ross Stores, Inc.	202	10,738
Signet Jewelers Ltd.	43	5,212
Staples, Inc.	378	5,560
Tiffany & Co.	69	6,603
Tractor Supply Co.	70	6,476
Ulta Salon Cosmetics & Fragrance, Inc. (a)	33	5,479
Williams-Sonoma, Inc.	65	5,503

		111,697
Technology Hardware, Storage & Peripherals — 0.9%
NCR Corp. (a)	77	2,120
NetApp, Inc.	228	7,102
SanDisk Corp.	127	7,657
Western Digital Corp.	114	9,811

		26,690
Textiles, Apparel & Luxury Goods — 1.4%
Carter’s, Inc.	23	2,332
Coach, Inc.	196	6,115
Hanesbrands, Inc.	198	6,144
Lululemon Athletica, Inc. (a)	50	3,143
Michael Kors Holdings Ltd. (a)	125	5,249
PVH Corp.	57	6,614
Ralph Lauren Corp.	39	4,910
Under Armour, Inc., Class A (a)	76	7,549

		42,056
Thrifts & Mortgage Finance — 0.3%
Hudson City Bancorp, Inc.	240	2,474
New York Community Bancorp, Inc.	292	5,557

		8,031
Trading Companies & Distributors — 0.6%
Fastenal Co.	176	7,367
HD Supply Holdings, Inc. (a)	77	2,757
United Rentals, Inc. (a)	62	4,153
W.W. Grainger, Inc.	21	4,803

		19,080
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	31	2,633
Water Utilities — 0.2%
American Water Works Co., Inc.	95	4,931
Wireless Telecommunication Services — 0.2%
SBA Communications Corp., Class A (a)	64	7,726
Total Long-Term Investments (Cost — $3,012,498) — 98.3%		2,978,321
Other Assets Less Liabilities — 1.7%		51,658

Net Assets — 100.0%		$3,029,979

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock Midcap Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

•

During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at July 31, 2015	Income
FFI Premier Institutional Fund	—	—	$4
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	$28

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$2,978,321	—	—	$2,978,321

Total	$2,978,321	—	—	$2,978,321

[1] See above Schedule of Investments for values in each sector.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2015, bank overdraft of $21,242 is classified as Level 2 within the disclosure hierarchy.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	13

Schedule of Investments July 31, 2015	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 21.4%
AAC Technologies Holdings, Inc.	3,000	$17,007
Agricultural Bank of China Ltd., Class H	106,000	47,817
Air China Ltd., Class H	6,000	6,019
Aluminum Corp. of China Ltd., Class H (a)	12,000	4,145
Anhui Conch Cement Co. ltd., Class H	5,500	17,083
Anta Sports Products Ltd.	5,000	12,817
AviChina Industry & Technology Co. Ltd., Class H	8,000	6,695
Bank of China Ltd., Class H	345,000	188,521
Bank of Communications Co. Ltd., Class H	35,000	30,763
BBMG Corp., Class H	7,000	5,370
Beijing Capital International Airport Co. Ltd., Class H	8,000	8,236
Byd Co. Ltd., Class H	2,500	11,040
CGN Power Co. Ltd. (b)	26,000	11,428
China Cinda Asset Management Co. Ltd.	33,000	14,718
China Citic Bank Corp. Ltd., Class H (a)	32,000	22,810
China Coal Energy Co. Ltd., Class H	12,000	5,855
China Communications Construction Co. Ltd., Class H	18,000	23,104
China Communications Services Corp. Ltd., Class H	14,000	6,339
China Conch Venture Holdings, Ltd.	4,000	8,239
China Construction Bank Corp., Class H	368,000	300,202
China COSCO Holdings Co. Ltd., Class H (a)	10,000	5,105
China Everbright Bank Co. Ltd., Class H	11,000	6,126
China Galaxy Securities Co. Ltd., Class H	17,500	15,772
China Huishan Dairy Holdings Co. Ltd.	42,000	12,707
China International Marine Containers Group Co. Ltd., Class H	2,600	5,515
China Life Insurance Co. Ltd., Class H	34,000	125,231
China Longyuan Power Group Corp., Class H	12,000	13,733
China Medical System Holdings Ltd.	6,000	7,972
China Mengniu Dairy Co. Ltd.	6,000	27,127
China Merchants Bank Co. Ltd., Class H	19,000	49,080
China Minsheng Banking Corp. Ltd., Class H	25,000	28,105
China National Building Material Co. Ltd., Class H	10,000	7,567
China Oilfield Services Ltd., Class H	8,000	9,794
China Pacific Insurance Group Co. Ltd., Class H	12,200	51,142
China Petroleum & Chemical Corp. Class H	116,000	87,429
China Railway Construction Corp. Ltd., Class H	7,000	9,077
China Railway Group Ltd., Class H	21,000	17,911
China Shenhua Energy Co. Ltd., Class H	13,500	25,643
China Shipping Container Lines Co. Ltd., Class H (a)	16,000	5,012
China Southern Airlines Co. Ltd., Class H	8,000	7,906
China Telecom Corp. Ltd., Class H	68,000	38,028
China Unicom Hong Kong Ltd.	28,000	39,298
China Vanke Co. Ltd., Class H	4,600	10,928
Chongqing Changan Automobile Co. Ltd.	4,700	9,980
Chongqing Rural Commercial Bank, Class H	9,000	6,436
CITIC Securities Co. Ltd., Class H	9,500	25,965
CNOOC Ltd.	81,000	99,398
Country Garden Holdings Co. Ltd.	18,000	7,054
CSPC Pharmaceutical Group Ltd.	20,000	18,308
CSR Corp. Ltd., Class H	18,000	22,677
Dalian Wanda Commercial Properties Co. ltd. (b)	2,600	18,849
Datang International Power Generation Co. Ltd., Class H	14,000	6,048
Dongfeng Motor Group Co. Ltd., Class H	10,000	11,503
Evergrande Real Estate Group Ltd.	29,000	19,197
Fosun International Ltd.	7,000	14,729
GF Securities Co. ltd. (a)	3,200	6,205
Great Wall Motor Co. Ltd., Class H	4,000	13,216
Guangzhou Automobile Group Co. Ltd., Class H	8,000	6,403
Guangzhou R&F Properties Co. Ltd., Class H (a)	6,000	5,992
Haitian International Holdings Ltd.	4,000	8,279
Haitong Securities Co. Ltd., Class H	12,400	22,436
Hengan International Group Co. Ltd.	3,000	33,532
Huadian Power International Corp., Ltd.	8,000	8,080
Huaneng Power International, Inc., Class H	14,000	16,965
Huaneng Renewables Corp. Ltd.	18,000	7,641
Huatai Securities Co. ltd. (a)(b)	3,800	8,117
Common Stocks	Shares	Value
China (concluded)
Industrial & Commercial Bank of China Ltd., Class H	322,000	$221,210
Inner Mongolia Yitai Coal Co., Class B	6,100	6,271
Jiangsu Expressway Co. Ltd., Class H	6,000	7,486
Jiangxi Copper Co. Ltd., Class H	5,000	6,768
Kingsoft Corp. Ltd.	2,000	5,329
Lenovo Group Ltd.	28,000	30,347
Longfor Properties Co. Ltd.	8,000	11,423
Luye Pharma Group, Ltd. (a)	8,500	8,881
New China Life Insurance Co. Ltd., Class H	4,100	17,622
People’s Insurance Co. Group of China Ltd., Class H	35,000	18,144
PetroChina Co. Ltd., Class H	96,000	94,573
PICC Property & Casualty Co. Ltd., Class H	14,000	29,130
Ping An Insurance Group Co. of China Ltd., Class H	23,000	132,355
Semiconductor Manufacturing International Corp. (a)	81,000	7,278
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,000	5,361
Shanghai Electric Group Co. Ltd., Class H	10,000	6,174
Shanghai Fosun Pharmaceutical Group Co. ltd., Class H	2,000	5,927
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,800	9,000
Shenzhou International Group Holdings Ltd.	3,000	15,756
Shui On Land Ltd.	23,500	6,423
Sino-Ocean Land Holdings Ltd.	10,500	7,197
Sinopec Engineering Group Co. Ltd.	8,000	6,548
Sinopec Shanghai Petrochemical Co. Ltd., Class H (a)	16,000	6,524
Sinopharm Group Co. Ltd., Class H	4,800	18,429
Sinotrans Ltd., Class H	10,000	6,151
SOHO China Ltd.	13,000	8,178
Sunac China Holdings Ltd.	6,000	5,364
Tencent Holdings Ltd.	22,900	426,642
Tingyi Cayman Islands Holding Corp.	8,000	15,397
Tsingtao Brewery Co. Ltd., Class H	2,000	10,659
Want Want China Holdings Ltd.	28,000	29,009
Weichai Power Co. Ltd., Class H	4,000	6,000
Yanzhou Coal Mining Co. Ltd., Class H	8,000	4,562
Zhejiang Expressway Co. Ltd., Class H	6,000	6,905
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,000	13,559
Zijin Mining Group Co. Ltd., Class H	32,000	8,550
ZTE Corp., Class H	4,200	9,338

		2,985,896
Hong Kong — 19.7%
AIA Group Ltd.	53,800	349,944
Alibaba Health Information Technology Ltd. (a)	10,000	9,262
Alibaba Pictures Group Ltd. (a)	40,000	11,546
ASM Pacific Technology Ltd.	1,000	9,047
Bank of East Asia Ltd.	5,000	20,249
Beijing Enterprises Holdings Ltd.	2,500	18,396
Beijing Enterprises Water Group Ltd.	22,000	16,422
Belle International Holdings Ltd.	18,000	18,714
BOC Hong Kong Holdings Ltd.	17,500	70,487
Brilliance China Automotive Holdings Ltd.	12,000	15,896
Cathay Pacific Airways Ltd.	4,000	9,454
Cheung Kong Infrastructure Holdings Ltd.	3,000	26,087
Cheung Kong Property Holdings, Ltd. (a)	11,500	95,830
China Agri-Industries Holdings Ltd. (a)	13,000	5,661
China Everbright International Ltd.	12,000	18,436
China Everbright Ltd.	4,000	9,694
China Gas Holdings Ltd.	8,000	14,026
China Merchants Holdings International Co. Ltd.	4,000	14,622
China Mobile Ltd.	27,000	353,452
China Overseas Land & Investment Ltd.	18,000	56,685
China Power International Development, Ltd.	16,000	11,326
China Resources Cement Holdings Ltd.	12,000	6,247
China Resources Enterprise Ltd.	6,000	19,425
China Resources Gas Group Ltd.	4,000	12,195
China Resources Land Ltd.	12,000	33,621
China Resources Power Holdings Co. ltd.	8,000	20,548
China State Construction International Holdings Ltd.	8,000	12,433

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
China Taiping Insurance Holdings Co. Ltd. (a)	8,200	$24,457
CITIC Ltd.	8,000	14,327
CK Hutchison Holdings Ltd.	12,000	178,122
CLP Holdings Ltd.	8,000	67,940
COSCO Pacific Ltd.	8,000	10,441
ENN Energy Holdings Ltd.	4,000	26,545
Far East Horizon Ltd.	8,000	7,456
First Pacific Co. Ltd.	12,000	9,616
Franshion Properties China Ltd.	22,000	7,117
Galaxy Entertainment Group Ltd.	10,000	45,984
GCL-Poly Energy Holdings Ltd. (a)	35,000	7,076
Geely Automobile Holdings Ltd.	25,000	10,497
Goldin Properties Holdings, Ltd. (a)	6,000	4,601
GOME Electrical Appliances Holding Ltd.	61,000	10,573
Guangdong Investment Ltd.	14,000	18,985
Haier Electronics Group Co. Ltd.	6,000	14,083
Hang Lung Properties Ltd.	9,000	25,702
Hang Seng Bank Ltd.	3,600	73,753
Henderson Land Development Co. Ltd.	5,000	32,992
HKT Trust & HKT Ltd.	13,000	15,830
Hong Kong & China Gas Co. Ltd.	30,000	61,199
Hong Kong Exchanges & Clearing Ltd.	4,900	132,706
Hysan Development Co. Ltd.	3,000	12,841
Kerry Properties Ltd.	3,000	11,199
Kunlun Energy Co. Ltd.	14,000	13,324
Li & Fung Ltd.	28,000	21,660
The Link REIT	10,000	58,791
MGM China Holdings Ltd.	4,000	8,476
MTR Corp.	6,500	28,938
New World China Land Ltd.	14,000	8,623
New World Development Co. Ltd.	22,000	26,566
Nine Dragons Paper Holdings Ltd.	10,000	7,377
NWS Holdings Ltd.	6,000	9,019
PCCW Ltd.	17,000	10,173
Power Assets Holdings Ltd.	6,000	56,517
Sands China Ltd.	9,600	42,367
Shanghai Industrial Holdings, Ltd.	2,000	5,881
Shangri-La Asia Ltd.	6,000	7,735
Shimao Property Holdings Ltd.	5,000	8,940
Sino Biopharmaceutical Ltd.	12,000	13,895
Sino Land Co. Ltd.	12,000	18,620
SJM Holdings Ltd.	7,000	8,107
Sun Art Retail Group Ltd.	13,500	10,277
Sun Hung Kai Properties Ltd.	8,000	122,759
Swire Pacific Ltd., Class A	2,500	32,017
Swire Properties Ltd.	4,800	15,434
Techtronic Industries Co.	6,500	22,890
WH Group Ltd. (a)(b)	26,500	16,974
Wharf Holdings Ltd.	6,000	38,041
Wheelock & Co. Ltd.	4,000	20,697
Wynn Macau Ltd.	5,200	10,724
Yue Yuen Industrial Holdings Ltd.	3,500	11,377
Yuexiu Property Co. Ltd.	30,000	5,916

		2,745,862
India — 9.7%
Dr. Reddy’s Laboratories Ltd. — ADR	3,423	220,270
GAIL India, Ltd. — GDR	3,423	113,301
ICICI Bank Ltd. — ADR	10,278	103,499
Infosys Ltd. — ADR	10,846	183,406
Larsen & Toubro, Ltd. — GDR	3,423	94,304
Mahindra & Mahindra, Ltd. — GDR	6,850	146,590
Reliance Industries Ltd. — GDR (b)	3,423	106,626
State Bank of India — GDR	3,423	143,253
Tata Motors Ltd. — ADR	3,423	101,526
Vedanta, Ltd., ADR	6,850	55,143
Common Stocks	Shares	Value
India (concluded)
Wipro Ltd. — ADR	6,850	$84,666

		1,352,584
Indonesia — 2.8%
Astra International Tbk PT	94,300	46,306
Bank Central Asia Tbk PT	55,300	53,528
Bank Danamon Indonesia Tbk PT	22,300	6,923
Bank Mandiri Persero Tbk PT	36,700	25,766
Bank Negara Indonesia Persero Tbk PT	34,700	12,196
Bank Rakyat Indonesia Persero Tbk PT	43,800	32,358
Bumi Serpong Damai Tbk PT	51,400	6,791
Charoen Pokphand Indonesia Tbk PT	32,400	6,064
Gudang Garam Tbk PT	2,900	10,605
Indocement Tunggal Prakarsa Tbk PT	4,500	6,652
Indofood CBP Sukses Makmur Tbk PT	7,900	7,184
Indofood Sukses Makmur Tbk PT	24,200	10,905
Kalbe Farma Tbk PT	112,400	14,486
Lippo Karawaci Tbk PT	80,500	6,869
Matahari Department Store Tbk PT	9,200	11,878
Perusahaan Gas Negara Persero Tbk PT	37,500	11,078
Semen Indonesia Persero Tbk PT	13,200	9,849
Summarecon Agung Tbk PT	53,000	6,809
Surya Citra Media Tbk PT	31,400	6,845
Telekomunikasi Indonesia Persero Tbk PT	228,000	49,481
Tower Bersama Infrastructure Tbk PT	12,400	7,679
Unilever Indonesia Tbk PT	7,400	21,882
United Tractors Tbk PT	5,400	8,055
XL Axiata Tbk PT (a)	24,200	5,298

		385,487
Malaysia — 4.0%
Alliance Financial Group Bhd	7,000	7,760
AMMB Holdings Bhd	10,000	14,608
Astro Malaysia Holdings Bhd	8,400	6,744
Axiata Group Bhd	12,600	20,971
British American Tobacco Malaysia Bhd	700	12,385
Bumi Armada Bhd (a)	21,500	6,219
CIMB Group Holdings Bhd	19,500	27,419
Dialog Group BHD	15,600	6,556
DiGi.Com Bhd	16,800	23,725
Gamuda Bhd	9,100	11,469
Genting Bhd	8,300	17,650
Genting Malaysia Bhd	13,300	14,851
Hong Leong Bank Bhd	3,100	11,000
IHH Healthcare Bhd	12,200	19,181
IJM Corp. Bhd	7,900	14,068
IOI Corp. Bhd	15,000	16,630
Kuala Lumpur Kepong Bhd	1,400	8,053
Lafarge Malayan Cement Bhd	2,900	7,166
Malayan Banking Bhd	19,300	46,398
Malaysia Airports Holdings Bhd	4,100	6,356
Maxis Bhd	9,500	16,562
MISC Bhd	6,700	13,660
Petronas Chemicals Group Bhd	10,200	17,092
Petronas Dagangan Bhd	1,400	7,716
Petronas Gas Bhd	3,400	19,629
PPB Group Bhd	2,700	10,907
Public Bank BHD	11,300	56,138
Sapurakencana Petroleum Bhd	10,000	6,392
Sime Darby Bhd	14,400	32,833
Telekom Malaysia Bhd	6,300	10,792
Tenaga Nasional Bhd	15,200	48,455
UMW Holdings Bhd	2,800	7,321
Westports Holdings Bhd	5,800	6,081
YTL Corp. Bhd	25,100	10,369

		563,156

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	15

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	5,900	$7,548
Aboitiz Power Corp.	9,200	8,788
Ayala Corp.	1,190	20,298
Ayala Land, Inc.	32,100	26,230
Bank of the Philippine Islands	3,410	7,077
BDO Unibank, Inc.	5,660	12,433
DMCI Holdings, Inc.	25,500	6,633
Energy Development Corp.	42,800	6,705
Globe Telecom, Inc.	175	9,873
GT Capital Holdings, Inc.	380	11,637
International Container Terminal Services, Inc.	3,340	8,021
JG Summit Holdings, Inc.	12,590	19,958
Jollibee Foods Corp.	2,480	10,298
Megaworld Corp.	69,000	7,148
Metro Pacific Investments Corp.	71,000	7,530
Philippine Long Distance Telephone Co.	415	26,298
SM Investments Corp.	540	10,546
SM Prime Holdings, Inc.	28,600	13,402
Universal Robina Corp.	3,700	15,484

		235,907
Singapore — 5.5%
Ascendas Real Estate Investment Trust	8,300	14,634
CapitaCommercial Trust	11,300	11,734
CapitaLand Ltd.	13,100	30,741
CapitaMall Trust	12,100	17,639
City Developments Ltd.	1,400	9,528
ComfortDelGro Corp. Ltd.	10,300	22,603
DBS Group Holdings Ltd.	7,300	107,472
Genting Singapore PLC	33,300	21,339
Global Logistic Properties Ltd.	14,800	24,823
Golden Agri-Resources Ltd.	39,500	9,070
Hutchison Port Holdings Trust	28,600	17,165
Jardine Cycle & Carriage Ltd.	444	9,563
Keppel Corp. Ltd.	7,000	38,241
Noble Group Ltd.	14,600	4,845
Oversea-Chinese Banking Corp. Ltd.	12,700	95,238
SembCorp Industries Ltd.	5,700	14,826
SembCorp Marine Ltd.	3,400	6,461
Singapore Airlines Ltd.	2,600	20,340
Singapore Exchange Ltd.	3,400	19,767
Singapore Technologies Engineering Ltd.	7,800	18,649
Singapore Telecommunications Ltd.	34,800	103,934
StarHub Ltd.	3,500	9,772
Suntec Real Estate Investment Trust	12,300	15,265
United Overseas Bank Ltd.	5,400	87,418
UOL Group Ltd.	2,500	12,214
Wilmar International Ltd.	9,300	21,686
Yangzijiang Shipbuilding Holdings Ltd.	6,800	6,383

		771,350
South Korea — 16.7%
Amorepacific Corp.	198	60,029
Amorepacific Group	137	22,857
BS Financial Group, Inc.	925	10,874
Celltrion, Inc. (a)	305	20,211
Cheil Industries, Inc. (a)	130	18,448
Cheil Worldwide, Inc. (a)	517	8,466
CJ CheilJedang Corp.	41	14,428
CJ Corp.	66	17,284
CJ Korea Express Co. Ltd. (a)	45	6,615
Coway Co. ltd.	229	19,117
Daelim Industrial Co. Ltd.	97	6,180
Daewoo International Corp.	310	5,485
Daewoo Securities Co. Ltd.	1,074	13,340
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	490	2,913
Daum Communications Corp.	104	10,729
Common Stocks	Shares	Value
South Korea (continued)
DGB Financial Group, Inc.	635	$6,093
Dongbu Insurance Co. Ltd.	247	11,742
Doosan Heavy Industries & Construction Co. Ltd.	310	5,320
E-Mart Co. Ltd.	88	17,987
GS Engineering & Construction Corp. (a)	271	6,063
GS Holdings	285	11,102
Halla Visteon Climate Control Corp.	231	7,174
Hana Financial Group, Inc.	1,215	30,316
Hankook Tire Co. Ltd.	236	8,194
Hanmi Pharm Co. Ltd. (a)	23	7,911
Hanssem Co. Ltd.	53	13,476
Hanwha Chemical Corp.	392	6,932
Hanwha Corp.	235	9,552
Hanwha Life Insurance Co. Ltd.	1,333	9,494
Hotel Shilla Co. Ltd.	113	12,153
Hyosung Corp.	97	11,835
Hyundai Department Store Co. Ltd.	87	10,988
Hyundai Development Co-Engineering & Construction	314	18,880
Hyundai Engineering & Construction Co. Ltd.	260	7,648
Hyundai Glovis Co. ltd.	93	15,527
Hyundai Heavy Industries Co. ltd. (a)	152	12,608
Hyundai Marine & Fire Insurance Co. Ltd.	277	7,520
Hyundai Mobis	289	52,724
Hyundai Motor Co.	692	88,154
Hyundai Motor Co., Preference Shares	75	6,689
Hyundai Motor Co., Second Preference Shares	145	12,766
Hyundai Steel Co.	344	17,173
Hyundai Wia Corp.	66	6,051
Industrial Bank of Korea	1,144	13,539
Kangwon Land, Inc.	583	21,295
KB Financial Group, Inc.	1,644	51,651
KCC Corp.	30	12,541
KEPCO Plant Service & Engineering Co. Ltd.	123	12,351
Kia Motors Corp.	1,116	41,862
Korea Aerospace Industries Ltd.	236	19,737
Korea Electric Power Corp.	1,092	47,217
Korea Gas Corp.	187	6,755
Korea Investment Holdings Co. Ltd.	236	12,590
Korea Zinc Co. ltd.	42	17,746
Korean Air Lines Co. Ltd. (a)	217	6,510
KT Corp. (a)	267	6,976
KT&G Corp.	467	43,900
LG Chem Ltd.	216	46,182
LG Chem Ltd., Preference Shares	47	7,348
LG Corp.	457	22,687
LG Display Co. Ltd.	989	18,694
LG Electronics, Inc.	451	15,637
LG Household & Health Care Ltd.	39	28,563
LG Innotek Co. Ltd.	81	5,675
LG Uplus Corp.	1,260	12,446
Lotte Chemical Corp.	83	18,483
Lotte Confectionery Co. Ltd.	4	6,688
Lotte Shopping Co. ltd.	34	7,327
Mirae Asset Securities Co. Ltd.	134	5,049
NAVER Corp.	119	53,226
NCSoft Corp.	82	15,377
OCI Co. Ltd.	86	7,129
Orion Corp.	17	16,805
Paradise Co. Ltd.	297	6,007
POSCO	283	47,168
S-Oil Corp.	262	14,085
Samsung C&T Corp.	545	26,362
Samsung Card Co. Ltd.	190	6,282
Samsung Electro-Mechanics Co. Ltd.	197	9,136
Samsung Electronics Co. Ltd.	486	493,074
Samsung Electronics Co. Ltd., Preference Shares	90	70,797
Samsung Fire & Marine Insurance Co. Ltd.	151	36,122

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea (concluded)
Samsung Heavy Industries Co. Ltd.	462	$5,456
Samsung Life Insurance Co. Ltd.	370	33,824
Samsung SDI Co. Ltd.	206	15,126
Samsung SDS Co. Ltd.	150	37,489
Samsung Securities Co. Ltd.	321	14,462
Shinhan Financial Group Co. Ltd.	1,816	64,989
Shinsegae Co. Ltd.	34	6,045
SK C&C Co. Ltd.	96	25,194
SK Holdings Co. Ltd.	106	18,751
SK Hynix, Inc.	2,437	76,961
SK Innovation Co. Ltd. (a)	269	22,971
SK Telecom Co. Ltd.	54	11,589
Woori Bank	1,118	9,127
Woori Investment & Securities Co. Ltd.	585	5,440
Yuhan Corp.	33	7,618

		2,335,109
Taiwan — 14.6%
Acer, Inc. (a)	17,000	7,054
Advanced Semiconductor Engineering, Inc.	26,000	30,184
Advantech Co. Ltd.	1,000	6,744
Asia Cement Corp.	12,000	13,161
Asustek Computer, Inc.	3,000	27,112
AU Optronics Corp.	33,000	10,603
Casetek Holdings, Ltd.	1,000	5,671
Catcher Technology Co. Ltd.	3,000	33,073
Cathay Financial Holding Co. Ltd.	35,000	56,570
Chailease Holding Co. Ltd.	5,200	10,867
Chang Hwa Commercial Bank	24,000	13,414
Cheng Shin Rubber Industry Co. Ltd.	8,000	15,452
Chicony Electronics Co. Ltd.	3,000	7,787
China Airlines Ltd. (a)	17,000	7,555
China Development Financial Holding Corp.	53,000	17,453
China Life Insurance Co. Ltd.	15,000	15,128
China Steel Corp.	54,000	38,638
Chunghwa Telecom Co. Ltd.	17,000	52,856
Compal Electronics, Inc.	15,000	10,111
CTBC Financial Holding Co. Ltd.	65,000	47,141
CTCI Corp.	4,000	6,072
Delta Electronics, Inc.	8,000	39,352
E.Sun Financial Holding Co. Ltd.	34,781	21,152
Eclat Textile Co. Ltd.	1,000	14,629
Epistar Corp.	5,000	4,349
Eva Airways Corp. (a)	11,000	7,942
Evergreen Marine Corp. Taiwan Ltd.	15,150	7,274
Far Eastern New Century Corp.	16,320	15,377
Far EasTone Telecommunications Co. Ltd.	8,000	18,726
Feng TAY Enterprise Co. Ltd.	2,000	11,191
First Financial Holding Co. Ltd.	39,405	21,244
Formosa Chemicals & Fibre Corp.	13,000	30,803
Formosa Petrochemical Corp.	5,000	11,794
Formosa Plastics Corp.	17,000	37,708
Foxconn Technology Co. Ltd.	5,000	15,187
Fubon Financial Holding Co. Ltd.	28,000	51,084
Giant Manufacturing Co. Ltd.	1,000	8,442
Highwealth Construction Corp.	3,000	6,173
Hiwin Technologies Corp.	1,000	6,198
Hon Hai Precision Industry Co. Ltd.	60,000	172,550
Hotai Motor Co. Ltd.	1,000	12,825
HTC Corp. (a)	3,000	6,583
Hua Nan Financial Holdings Co. Ltd.	31,000	17,610
Innolux Corp.	32,000	11,125
Inotera Memories, Inc. (a)	7,000	4,224
Inventec Co. Ltd.	12,000	6,830
Lite-On Technology Corp.	11,000	12,091
MediaTek, Inc.	7,000	73,585
Mega Financial Holding Co. Ltd.	46,000	39,312
Common Stocks	Shares	Value
Taiwan (concluded)
Merida Industry Co. Ltd.	1,000	$6,212
Nan Ya Plastics Corp.	20,000	40,825
Novatek Microelectronics Corp.	2,000	7,255
Pegatron Corp.	8,000	22,486
Phison Electronics Corp.	1,000	7,195
Pou Chen Corp.	8,000	11,363
Powertech Technology, Inc.	4,000	7,501
President Chain Store Corp.	3,000	21,819
Quanta Computer, Inc.	11,000	21,297
Radiant Opto-Electronics Corp.	2,000	5,959
Realtek Semiconductor Corp.	3,000	5,901
Ruentex Development Co. Ltd.	4,000	5,063
Ruentex Industries Ltd.	3,000	6,284
Shin Kong Financial Holding Co. Ltd.	43,000	12,590
Siliconware Precision Industries Co.	11,000	12,491
Simplo Technology Co. Ltd.	2,000	8,231
SinoPac Financial Holdings Co. Ltd.	45,000	19,188
Standard Foods Corp.	3,000	9,073
Synnex Technology International Corp.	7,000	8,433
Taishin Financial Holding Co. Ltd.	28,000	11,090
Taiwan Business Bank (a)	27,000	7,872
Taiwan Cement Corp.	16,000	17,322
Taiwan Cooperative Financial Holding Co. Ltd.	35,000	17,567
Taiwan Fertilizer Co. Ltd.	5,000	7,329
Taiwan Mobile Co. Ltd.	7,000	23,150
Taiwan Semiconductor Manufacturing Co. Ltd.	109,000	476,331
Teco Electric and Machinery Co. Ltd.	9,000	7,069
TPK Holding Co. Ltd.	1,000	3,420
Transcend Information, Inc.	2,000	5,959
Uni-President Enterprises Corp.	21,000	36,949
United Microelectronics Corp.	61,000	21,804
Vanguard International Semiconductor Corp.	5,000	5,869
Wistron Corp.	9,000	5,890
WPG Holdings Ltd.	8,000	9,090
Yuanta Financial Holding Co. Ltd.	33,000	15,683
Yulon Motor Co. Ltd.	6,000	5,856
Zhen Ding Technology Holding Ltd.	2,000	6,204

		2,041,626
Thailand — 2.7%
Advanced Info Service PCL — NVDR	4,800	34,039
Airports of Thailand PCL — NVDR	2,100	17,496
Bangkok Bank PCL — NVDR	1,400	6,590
Bangkok Bank PCL, Foreign Registered Shares	1,400	6,587
Bangkok Dusit Medical Services PCL — NVDR	21,400	12,197
BEC World PCL — NVDR	6,800	6,944
BTS Group Holdings PCL	34,900	9,755
Bumrungrad Hospital PCL	2,000	11,576
Central Pattana PCL — NVDR	5,400	7,241
Charoen Pokphand Foods PCL — NVDR	13,700	8,128
CP ALL PCL — NVDR	20,800	28,316
Delta Electronics Thailand PCL	2,700	6,171
Glow Energy PCL — NVDR	3,300	8,350
Indorama Ventures PCL — NVDR	9,100	6,842
IRPC PCL — NVDR	56,500	6,730
Kasikornbank PCL — NVDR	2,300	11,600
Kasikornbank PCL, Foreign Registered Shares	4,600	23,275
Krung Thai Bank PCL — NVDR	13,100	6,506
Minor International PCL	10,500	8,712
PTT Exploration & Production PCL — NVDR	7,400	19,605
PTT Global Chemical PCL — NVDR	5,700	9,984
PTT PCL — NVDR	4,000	36,969
Siam Cement PCL — NVDR	600	8,958
Siam Cement PCL, Foreign Registered Shares	1,400	21,058
Siam Commercial Bank PCL — NVDR	6,100	26,297
Thai Oil PCL — NVDR	4,500	6,154
Thai Union Frozen Products PCL	11,600	6,228

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	17

Schedule of Investments (concluded)	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thailand (concluded)
TMB Bank PCL	92,300	$6,129
True Corp. PCL — NVDR (a)	31,500	9,652

		378,089
Total Long-Term Investments (Cost — $14,925,690) — 98.8%		13,795,066

Short-Term Securities
FFI Premier Institutional Fund, 0.02% (c)(d)	23,796	23,796
Total Short-Term Securities (Cost — $23,796) — 0.2%		23,796
Total Investments (Cost — $14,949,486) — 99.0%		13,818,862
Other Assets Less Liabilities — 1.0%		142,786

Net Assets — 100.0%		$13,961,648

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at July 31, 2015	Income
FFI Premier Institutional Fund	23,796	23,796	$72

(d)	Represents the current yield as of report date.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
China	$128,875	$2,857,021	—	$2,985,896
Hong Kong	123,037	2,622,825	—	2,745,862
India	1,352,584	—	—	1,352,584
Indonesia	—	385,487	—	385,487
Malaysia	175,689	387,467	—	563,156
Philippines	19,958	215,949	—	235,907
Singapore	9,070	762,280	—	771,350
South Korea	111,176	2,223,933	—	2,335,109
Taiwan	39,877	2,001,749	—	2,041,626
Thailand	—	378,089	—	378,089
Short-Term Securities	23,796	—	—	23,796

Total	$1,984,062	$11,834,800	—	$13,818,862

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2015, foreign currency at value of $75,016 is classified as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments July 31, 2015	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.5%
AGL Energy Ltd.	482	$5,865
Amcor Ltd.	641	6,735
AMP Ltd.	1,518	7,316
APA Group	840	5,558
ASX Ltd.	229	7,430
Aurizon Holdings Ltd.	1,467	5,671
Australia & New Zealand Banking Group Ltd.	1,271	30,311
BHP Billiton Ltd.	1,407	27,166
Brambles Ltd.	959	7,607
Commonwealth Bank of Australia	710	45,337
CSL Ltd.	211	15,243
Federation Centres Ltd.	2,956	6,469
Goodman Group	1,196	5,704
Insurance Australia Group Ltd.	1,907	8,192
Macquarie Group Ltd.	128	7,661
National Australia Bank Ltd.	1,170	29,693
Newcrest Mining Ltd. (a)	554	4,583
Origin Energy Ltd.	734	6,074
QBE Insurance Group Ltd.	642	6,829
Rio Tinto Ltd.	218	8,375
Scentre Group	2,770	7,999
South32, Ltd. (a)	3,578	4,668
Stockland	1,911	5,923
Suncorp Group Ltd.	869	9,046
Telstra Corp. Ltd.	2,325	11,009
Transurban Group	1,104	8,035
Wesfarmers Ltd.	585	18,107
Westfield Corp.	1,025	7,497
Westpac Banking Corp.	1,384	35,190
Woodside Petroleum Ltd.	373	9,699
Woolworths Ltd.	660	13,769

		378,761
Austria — 0.0%
Erste Group Bank AG (a)	206	6,199
Belgium — 0.5%
Ageas	159	6,546
Anheuser-Busch InBev NV	326	38,951
Delhaize Group	67	6,066
Groupe Bruxelles Lambert SA	91	7,510
KBC Groep NV	99	6,903
Solvay SA	43	5,753
UCB SA	84	6,500

		78,229
Bermuda — 0.0%
Everest Re Group Ltd.	33	6,043
Canada — 3.3%
Agrium, Inc.	66	6,752
Alimentation Couche Tard, Inc., Class B	194	8,658
Bank of Montreal	303	16,908
Barrick Gold Corp.	633	4,477
Brookfield Asset Management, Inc., Class A	351	12,254
Canadian Imperial Bank of Commerce	191	13,649
Canadian National Railway Co.	362	22,583
Canadian Natural Resources Ltd.	513	12,520
Canadian Pacific Railway Ltd.	71	11,430
Canadian Tire Corp. Ltd., Class A	60	5,982
Cenovus Energy, Inc.	447	6,514
CGI Group, Inc., Class A (a)	142	5,305
CI Financial Corp.	226	5,711
Constellation Software, Inc.	15	6,670
Crescent Point Energy Corp.	266	4,029
Enbridge, Inc.	359	15,649
Encana Corp.	536	4,074
Fairfax Financial Holdings Ltd.	13	6,270
First Quantum Minerals Ltd.	460	3,675
Common Stocks	Shares	Value
Canada (concluded)
Fortis, Inc.	200	$5,727
Franco-Nevada Corp.	116	4,710
Gildan Activewear, Inc.	188	6,063
Goldcorp, Inc.	456	6,084
Great-West Lifeco, Inc.	202	5,721
Imperial Oil Ltd.	169	6,253
Intact Financial Corp.	101	6,966
Inter Pipeline Ltd.	241	5,042
Loblaw Cos. Ltd.	145	7,907
Magna International, Inc.	169	9,182
Manulife Financial Corp.	790	13,996
National Bank of Canada	185	6,470
Pembina Pipeline Corp.	199	5,793
Potash Corp. of Saskatchewan, Inc.	396	10,773
Power Corp. of Canada	230	5,408
Power Financial Corp.	205	5,441
Restaurant Brands International, Inc.	156	6,749
Rogers Communications, Inc., Class B	238	8,345
Royal Bank of Canada	603	35,161
Shaw Communications, Inc., Class B	383	8,126
Silver Wheaton Corp.	331	4,333
Sun Life Financial, Inc.	287	9,368
Suncor Energy, Inc.	655	18,450
Thomson Reuters Corp.	200	8,097
The Bank of Nova Scotia	529	25,964
The Toronto-Dominion Bank	774	31,230
TransCanada Corp.	326	12,670
Valeant Pharmaceuticals International, Inc. (a)	133	34,100

		487,239
Denmark — 0.7%
A.P. Moeller — Maersk A/S, Class B	5	8,518
Carlsberg A/S, Class B	71	6,186
Coloplast A/S, Class B	90	6,494
Danske Bank A/S	354	11,068
Novo Nordisk A/S, Class B	803	47,390
Novozymes A/S, Class B	141	7,370
Pandora A/S	60	6,756
Vestas Wind Systems A/S	118	6,446

		100,228
Finland — 0.3%
Fortum OYJ	315	5,531
Kone OYJ, Class B	167	7,008
Nokia OYJ	1,662	11,769
Sampo OYJ, Class A	214	10,589
UPM-Kymmene OYJ	334	6,170

		41,067
France — 3.7%
Accor SA	110	5,393
Air Liquide SA	156	20,314
Airbus Group NV	250	17,746
Alcatel-Lucent (a)	1,501	5,664
Alstom SA (a)	100	2,937
ArcelorMittal	620	5,596
AtoS	40	3,039
AXA SA	805	21,200
BNP Paribas SA	446	29,011
Bouygues SA	152	5,578
Cap Gemini SA	80	7,643
Carrefour SA	274	9,405
Christian Dior SA	30	6,205
Cie Generale des Etablissements Michelin	78	7,635
Compagnie de Saint-Gobain	225	10,660
Credit Agricole SA	456	7,175
Danone SA	273	18,521
Dassault Systemes SA	77	5,806

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	19

Schedule of Investments (continued)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Essilor International SA	100	$12,808
GDF Suez	624	11,967
Hermes International	15	5,833
Kering	41	7,896
Klepierre	135	6,142
L’Oreal SA	102	19,065
Legrand SA	152	9,351
LVMH Moet Hennessy Louis Vuitton SA	112	20,951
Natixis	801	5,879
Orange SA	826	13,588
Pernod Ricard SA	109	13,038
Peugeot SA (a)	287	5,741
Publicis Groupe SA	97	7,336
Renault SA	74	6,812
Safran SA	134	10,145
Sanofi	499	53,788
Schneider Electric SE	257	17,928
SES SA	206	6,372
Societe Generale SA	312	15,320
Sodexo	76	7,079
Total SA	897	44,261
Unibail-Rodamco SE	45	11,961
Valeo SA	38	5,065
Veolia Environnement SA	288	6,433
Vinci SA	208	13,330
Vivendi SA	561	14,741
Zodiac Aerospace	164	4,888

		547,246
Germany — 3.4%
adidas AG	91	7,447
Allianz SE, Registered Shares	188	30,797
BASF SE	375	32,405
Bayer AG, Registered Shares	347	51,244
Bayerische Motoren Werke AG	140	14,039
Beiersdorf AG	68	5,810
Brenntag AG	111	6,173
Commerzbank AG (a)	557	7,203
Continental AG	40	8,942
Daimler AG, Registered Shares	365	32,651
Deutsche Annington Immobilien SE	245	7,644
Deutsche Bank AG, Registered Shares	617	21,675
Deutsche Boerse AG	111	10,083
Deutsche Post AG, Registered Shares	438	13,239
Deutsche Telekom AG, Registered Shares	1,304	23,579
Deutsche Wohnen AG, Bearer Shares	246	6,069
E.ON SE	860	11,357
Fresenius Medical Care AG & Co. KGaA	109	8,919
Fresenius SE & Co. KGaA	190	13,147
GEA Group AG	124	5,247
HeidelbergCement AG	74	5,636
Henkel AG & Co. KGaA	73	7,362
Henkel AG & Co. KGaA, Preference Shares	60	7,113
Hugo Boss AG	53	6,391
Infineon Technologies AG	565	6,338
Linde AG	89	16,797
Merck KGaA	60	6,106
Muenchener Rueckversicherungs AG, Registered Shares	80	14,702
Porsche Automobil Holding SE, Preference Shares	68	5,125
ProSiebenSat.1 Media AG, Registered Shares	126	6,442
RWE AG	256	5,332
SAP AG	421	30,246
Siemens AG, Registered Shares	341	36,537
Symrise AG	94	6,250
ThyssenKrupp AG	226	5,731
TUI AG	338	5,806
Common Stocks	Shares	Value
Germany (concluded)
Volkswagen AG, Preference Shares	71	$14,241

		503,825
Hong Kong — 1.2%
AIA Group Ltd.	5,400	35,125
BOC Hong Kong Holdings Ltd.	2,000	8,056
CK Hutchison Holdings Ltd.	1,000	14,843
CLP Holdings Ltd.	1,000	8,493
Galaxy Entertainment Group Ltd.	1,000	4,598
Hang Lung Properties Ltd.	2,000	5,712
Hang Seng Bank Ltd.	300	6,146
Henderson Land Development Co. Ltd.	1,100	7,258
Hong Kong & China Gas Co. Ltd.	4,400	8,976
Hong Kong Exchanges & Clearing Ltd.	500	13,541
The Link REIT	1,500	8,819
Michael Kors Holdings Ltd. (a)	131	5,501
MTR Corp.	1,500	6,678
New World Development Co. Ltd.	4,000	4,830
Power Assets Holdings Ltd.	1,000	9,419
Sands China Ltd.	1,600	7,061
Sun Hung Kai Properties Ltd.	1,000	15,345
Swire Pacific Ltd., Class A	500	6,403
Wharf Holdings Ltd.	1,000	6,340

		183,144
Ireland — 1.0%
Alkermes PLC (a)	100	7,002
Bank of Ireland (a)	15,725	6,604
CRH PLC	314	9,287
Eaton Corp. PLC	181	10,965
Endo International PLC (a)	72	6,303
Experian PLC	509	9,543
Ingersoll-Rand PLC	104	6,386
Jazz Pharmaceuticals PLC (a)	33	6,344
Kerry Group PLC, Class A	97	7,371
Medtronic PLC	547	42,879
Seagate Technology PLC	136	6,882
Shire PLC	245	21,779
Weatherford International PLC (a)	451	4,817
XL Group PLC	158	6,007

		152,169
Israel — 0.2%
Bank Leumi Le-Israel BM (a)	600	2,617
Teva Pharmaceutical Industries Ltd.	453	31,080

		33,697
Italy — 0.9%
Assicurazioni Generali SpA	652	12,849
Atlantia SpA	257	6,863
Banca Monte dei Paschi di Siena SpA (a)	1,065	2,116
Enel Green Power SpA	737	1,531
Eni SpA	1,143	20,003
Exor SpA	121	6,088
Intesa Sanpaolo SpA	5,726	21,845
Luxottica Group SpA	89	6,454
Mediobanca SpA	583	6,354
Pirelli & C SpA	110	1,819
Prysmian SpA	265	6,085
Snam SpA	1,214	5,974
Telecom Italia SpA (a)	4,255	5,638
Tenaris SA	475	6,004
Terna — Rete Elettrica Nazionale SpA	1,260	5,876
UniCredit SpA	2,016	13,369
Unione di Banche Italiane SCpA	380	3,082

		131,950

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan — 8.5%
Aeon Co. Ltd.	500	$7,640
Aisin Seiki Co. Ltd.	100	4,054
Asahi Group Holdings Ltd.	300	10,054
Asahi Kasei Corp.	1,000	7,596
Astellas Pharma, Inc.	1,100	16,557
The Bank of Yokohama Ltd.	1,000	6,354
Bridgestone Corp.	300	11,308
Canon, Inc.	600	19,197
Central Japan Railway Co.	100	17,494
Chubu Electric Power Co., Inc.	500	8,482
The Dai-ichi Life Insurance Co. Ltd.	600	12,187
Daiichi Sankyo Co. Ltd.	400	8,191
Daikin Industries Ltd.	100	6,463
Daito Trust Construction Co. Ltd.	100	10,560
Daiwa House Industry Co. Ltd.	300	7,462
Daiwa Securities Group, Inc.	1,000	7,770
Denso Corp.	300	14,870
Dentsu, Inc.	100	5,659
East Japan Railway Co.	200	19,729
Eisai Co. Ltd.	100	6,526
FANUC Corp.	100	16,679
Fuji Heavy Industries Ltd.	300	11,084
FUJIFILM Holdings Corp.	300	11,898
Fujitsu Ltd.	1,000	5,246
Hitachi Ltd.	3,000	19,436
Honda Motor Co. Ltd.	700	23,518
Hoya Corp.	300	12,687
Inpex Corp.	700	7,606
Isuzu Motors Ltd.	500	6,921
ITOCHU Corp.	900	11,018
Japan Exchange Group, Inc.	200	6,962
Japan Tobacco, Inc.	500	19,408
JFE Holdings, Inc.	300	5,618
JX Holdings, Inc.	2,000	8,526
The Kansai Electric Power Co., Inc. (a)	500	6,780
Kao Corp.	300	15,209
Kawasaki Heavy Industries Ltd.	1,000	4,383
KDDI Corp.	800	20,309
Kirin Holdings Co. Ltd.	500	7,688
Komatsu Ltd.	600	11,087
Kubota Corp.	1,000	17,103
Kyocera Corp.	200	10,298
Marubeni Corp.	1,700	9,448
Mazda Motor Corp.	300	5,885
Mitsubishi Chemical Holdings Corp.	1,100	7,179
Mitsubishi Corp.	800	17,261
Mitsubishi Electric Corp.	1,000	10,740
Mitsubishi Estate Co. Ltd.	1,000	22,208
Mitsubishi Heavy Industries Ltd.	2,000	10,574
Mitsubishi UFJ Financial Group, Inc.	5,700	41,479
Mitsui & Co. Ltd.	1,000	12,975
Mizuho Financial Group, Inc.	11,300	24,640
MS&AD Insurance Group Holdings, Inc.	300	9,448
Murata Manufacturing Co. Ltd.	100	14,815
Nidec Corp.	100	8,941
Nintendo Co. Ltd.	100	17,564
Nippon Steel & Sumitomo Metal	4,000	9,448
Nippon Telegraph & Telephone Corp.	400	15,405
Nissan Motor Co. Ltd.	1,200	11,417
Nitto Denko Corp.	100	7,568
Nomura Holdings, Inc.	2,100	15,038
NSK Ltd.	400	5,162
NTT DoCoMo, Inc.	700	14,781
Olympus Corp.	200	7,653
Omron Corp.	200	7,837
Ono Pharmaceutical Co. Ltd.	100	12,048
Oriental Land Co. Ltd.	100	6,343

Common Stocks	Shares	Value
Japan (concluded)
ORIX Corp.	700	$10,455
Osaka Gas Co. Ltd.	2,000	7,997
Otsuka Holdings Co. Ltd.	300	10,772
Panasonic Corp.	1,000	11,684
Rakuten, Inc.	400	6,428
Resona Holdings, Inc.	1,600	8,796
Ricoh Co. Ltd.	700	6,906
Secom Co. Ltd.	200	13,455
Sekisui House Ltd.	400	5,942
Seven & I Holdings Co. Ltd.	400	18,457
Shimano, Inc.	100	13,863
Shin-Etsu Chemical Co. Ltd.	300	17,940
Shionogi & Co. Ltd.	200	7,968
Shiseido Co. Ltd.	300	7,257
Softbank Corp.	400	22,110
Sompo Japan Nipponkoa Holdings, Inc.	200	7,047
Sony Corp. (a)	500	14,173
Sumitomo Chemical Co. Ltd.	1,000	5,705
Sumitomo Corp.	1,000	11,352
Sumitomo Electric Industries Ltd.	500	7,457
Sumitomo Mitsui Financial Group, Inc.	600	27,056
Sumitomo Mitsui Trust Holdings, Inc.	2,000	9,289
Suzuki Motor Corp.	200	6,962
Sysmex Corp.	100	6,471
T&D Holdings, Inc.	500	7,614
Takeda Pharmaceutical Co. Ltd.	400	20,125
TDK Corp.	100	6,992
Tokio Marine Holdings, Inc.	400	16,657
The Tokyo Electric Power Co., Inc. (a)	1,100	7,891
Tokyo Electron Ltd.	100	5,521
Tokyo Gas Co. Ltd.	2,000	10,798
Tokyu Corp.	2,000	14,698
Toray Industries, Inc.	1,000	7,957
Toshiba Corp.	3,000	9,169
Toyota Industries Corp.	100	5,536
Toyota Motor Corp.	1,200	79,908
Unicharm Corp.	300	7,202
West Japan Railway Co.	100	7,177

		1,266,261
Luxembourg — 0.0%
Altice SA (a)	46	5,810
Netherlands — 1.6%
Aegon NV	958	7,369
Akzo Nobel NV	114	8,157
ASML Holding NV	154	15,309
CNH Industrial NV	674	6,049
Heineken NV	119	9,358
ING Groep NV CVA	1,570	26,701
Koninklijke Ahold NV	456	9,075
Koninklijke DSM NV	103	5,878
Koninklijke KPN NV	1,655	6,539
Koninklijke Philips Electronics NV	431	12,010
Randstad Holding NV	104	7,102
Reed Elsevier NV	572	9,520
Royal Dutch Shell PLC, Class A	1,681	48,183
Royal Dutch Shell PLC, Class B	985	28,521
Sensata Technologies Holding NV (a)	108	5,543
Unilever NV CVA	679	30,418
Wolters Kluwer NV	208	6,885

		242,617
New Zealand — 0.0%
Fletcher Building Ltd.	311	1,625
Norway — 0.2%
DnB NOR ASA	480	7,825
Statoil ASA	584	9,846

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	21

Schedule of Investments (continued)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Norway (concluded)
Telenor ASA	404	$8,874
Yara International ASA	119	5,921

		32,466
Portugal — 0.0%
Banco Comercial Portugues SA (a)	30,367	2,327
Singapore — 0.6%
Avago Technologies Ltd.	100	12,514
CapitaLand Ltd.	4,300	10,091
DBS Group Holdings Ltd.	700	10,305
Keppel Corp. Ltd.	1,900	10,380
Oversea-Chinese Banking Corp. Ltd.	1,200	8,999
Singapore Telecommunications Ltd.	6,800	20,309
United Overseas Bank Ltd.	500	8,094
Wilmar International Ltd.	500	1,166

		81,858
Spain — 1.4%
Abertis Infraestructuras SA	442	7,239
Aena SA (a)(b)	57	6,276
Amadeus IT Holding SA, Class A	234	10,216
Banco Bilbao Vizcaya Argentaria SA	2,774	28,129
Banco de Sabadell SA	2,704	6,160
Banco Popular Espanol SA	1,218	5,594
Banco Santander SA	5,931	41,011
CaixaBank SA	1,385	6,181
Endesa SA	134	2,815
Ferrovial SA	327	7,952
Gas Natural SDG SA	243	5,274
Iberdrola SA	2,221	15,668
Inditex SA	468	16,047
International Consolidated Airlines Group SA (a)	710	5,908
Repsol SA	569	9,567
Telefonica SA	1,901	29,159

		203,196
Sweden — 1.1%
Assa Abloy AB	465	9,442
Atlas Copco AB, — B Shares	235	5,779
Atlas Copco AB, A Shares	204	5,579
Electrolux AB, Class B	196	5,627
Hennes & Mauritz AB, Class B	420	16,711
Hexagon AB, Class B	163	5,267
Investment AB Kinnevik, Class B	179	5,723
Investor AB, Class B	199	7,672
Nordea Bank AB	1,258	15,663
Sandvik AB	502	5,086
Skandinaviska Enskilda Banken AB, Class A	721	8,680
Skanska AB, Class B	288	6,065
SKF AB, Class B	248	4,851
Svenska Cellulosa AB, B Shares	264	7,512
Svenska Handelsbanken AB, — A Shares	768	11,754
Swedbank AB, Class A	458	10,728
Telefonaktiebolaget LM Ericsson, Class B	1,325	14,167
TeliaSonera AB	1,330	8,083
Volvo AB, Class B	667	7,911

		162,300
Switzerland — 3.9%
ABB Ltd., Registered Shares	980	19,933
ACE Ltd.	121	13,161
Actelion Ltd., Registered Shares	45	6,655
Adecco SA, Registered Shares	88	7,345
Cie Financiere Richemont SA, Registered Shares	214	18,471
Credit Suisse Group AG, Registered Shares	690	20,355
Geberit AG, Registered Shares	23	7,956
Givaudan SA, Registered Shares	5	9,301
Common Stocks	Shares	Value
Switzerland (concluded)
Glencore PLC	4,714	$15,274
Holcim Ltd., Registered Shares	100	6,958
Julius Baer Group Ltd.	115	6,362
LafargeHolcim, Ltd. (a)	86	5,956
Lonza Group AG, Registered Shares	43	6,233
Nestle SA, Registered Shares	1,343	101,598
Novartis AG, Registered Shares	946	98,161
Roche Holding AG	295	85,232
Schindler Holding AG, Participation Certificates	41	6,604
SGS SA, Registered Shares	5	9,538
Sika AG — Bearer Shares	2	7,251
Sonova Holding AG, Registered Shares	33	4,698
The Swatch Group AG, Bearer Shares	20	8,613
Swiss Life Holding AG, Registered Shares	25	5,899
Swiss Re AG	149	13,403
Swisscom AG, Registered Shares	15	8,724
Syngenta AG, Registered Shares	41	16,891
TE Connectivity Ltd.	171	10,417
UBS Group AG	1,540	35,406
Zurich Insurance Group AG	65	19,793

		576,188
United Kingdom — 7.1%
3i Group PLC	697	6,012
Anglo American PLC	695	8,763
Aon PLC	106	10,682
ARM Holdings PLC	632	9,915
Ashtead Group PLC	350	5,367
Associated British Foods PLC	186	9,348
AstraZeneca PLC	533	35,982
Aviva PLC	1,667	13,555
BAE Systems PLC	1,446	10,826
Barclays PLC	6,894	31,089
Barratt Developments PLC	663	6,561
BG Group PLC	1,484	25,250
BHP Billiton PLC	918	16,861
BP PLC	7,572	46,641
British American Tobacco PLC	781	46,373
British Land Co. PLC	547	7,174
BT Group PLC	3,572	25,851
Bunzl PLC	272	7,786
Burberry Group PLC	231	5,797
Capita PLC	383	7,797
Carnival PLC	124	6,873
Centrica PLC	2,165	9,005
Compass Group PLC	746	11,933
Delphi Automotive PLC	93	7,261
Diageo PLC	1,127	31,593
Direct Line Insurance Group PLC	1,067	6,089
Fiat Chrysler Automobiles NV (a)	375	5,899
GKN PLC	1,072	5,325
GlaxoSmithKline PLC	2,049	44,535
Hammerson PLC	587	6,026
HSBC Holdings PLC	8,051	72,720
Imperial Tobacco Group PLC	396	20,781
InterContinental Hotels Group PLC	143	6,006
ITV PLC	1,646	7,202
Johnson Matthey PLC	119	5,409
Kingfisher PLC	1,238	6,974
Land Securities Group PLC	437	8,858
Legal & General Group PLC	2,705	11,002
Liberty Global PLC (a)	269	13,219
Liberty Global PLC, Class A (a)	104	5,456
Lloyds Banking Group PLC	24,246	31,573
London Stock Exchange Group PLC	159	6,468
Marks & Spencer Group PLC	810	6,875
Mondi PLC	265	6,361

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
National Grid PLC	1,431	$19,045
Next PLC	84	10,479
Old Mutual PLC	2,030	6,714
Pearson PLC	400	7,506
Pentair PLC	100	6,081
Persimmon PLC	199	6,350
Prudential PLC	1,041	24,490
Reckitt Benckiser Group PLC	262	25,125
Reed Elsevier PLC	610	10,638
Rio Tinto PLC	543	21,004
Rolls-Royce Holdings PLC	803	9,938
Royal Bank of Scotland Group PLC (a)	1,353	7,216
SABMiller PLC	423	22,182
The Sage Group PLC	691	5,616
Schroders PLC	117	5,765
Severn Trent PLC	178	6,120
Sky PLC	455	8,089
Smith & Nephew PLC	446	8,289
SSE PLC	411	9,724
Standard Chartered PLC	1,091	16,682
Standard Life PLC	925	6,551
Taylor Wimpey PLC	2,142	6,492
Tesco PLC	3,667	12,332
Travis Perkins PLC	176	6,171
Unilever PLC	558	25,311
United Utilities Group PLC	394	5,481
Vodafone Group PLC	11,340	42,956
Whitbread PLC	90	7,287
Willis Group Holdings PLC	125	5,811
Wolseley PLC	141	9,362
WPP PLC	563	12,935

		1,058,815
United States — 54.4%
3M Co.	243	36,776
Abbott Laboratories	584	29,603
AbbVie, Inc.	698	48,867
Accenture PLC, Class A	244	25,159
Activision Blizzard, Inc.	232	5,983
Acuity Brands, Inc.	34	6,840
Adobe Systems, Inc. (a)	209	17,136
Advance Auto Parts, Inc.	40	6,968
The AES Corp.	449	5,747
Aetna, Inc.	126	14,234
Affiliated Managers Group, Inc. (a)	27	5,613
Aflac, Inc.	151	9,672
Agilent Technologies, Inc.	144	5,897
Air Products & Chemicals, Inc.	77	10,973
Akamai Technologies, Inc. (a)	83	6,367
Alcoa, Inc.	529	5,221
Alexion Pharmaceuticals, Inc. (a)	86	16,980
Alleghany Corp. (a)	12	5,834
Allergan PLC (a)	153	50,666
Alliance Data Systems Corp. (a)	27	7,426
Alliant Energy Corp.	98	6,028
The Allstate Corp.	152	10,480
Ally Financial, Inc. (a)	263	5,989
Alnylam Pharmaceuticals, Inc. (a)	47	5,989
Altera Corp.	151	7,499
Altria Group, Inc.	790	42,960
Amazon.com, Inc. (a)	164	87,929
Ameren Corp.	148	6,080
American Airlines Group, Inc.	143	5,734
American Electric Power Co., Inc.	180	10,183
American Express Co.	391	29,739
American International Group, Inc.	516	33,086
American Tower Corp.	173	16,454
Common Stocks	Shares	Value
United States (continued)
American Water Works Co., Inc.	114	$5,918
Ameriprise Financial, Inc.	76	9,551
AmerisourceBergen Corp.	73	7,720
AMETEK, Inc.	111	5,889
Amgen, Inc.	304	53,683
Amphenol Corp., Class A	140	7,897
Anadarko Petroleum Corp.	220	16,357
Analog Devices, Inc.	122	7,116
Annaly Capital Management, Inc.	632	6,288
ANSYS, Inc. (a)	67	6,308
Anthem, Inc.	102	15,736
Apache Corp.	208	9,539
Apple, Inc.	2,428	294,516
Applied Materials, Inc.	542	9,409
Arch Capital Group Ltd. (a)	94	6,708
Archer-Daniels-Midland Co.	254	12,045
Arthur J Gallagher & Co.	123	5,834
Ashland, Inc.	47	5,373
AT&T, Inc.	2,494	86,632
Autodesk, Inc. (a)	110	5,564
Autoliv, Inc.	47	4,944
Automatic Data Processing, Inc.	183	14,598
AutoZone, Inc. (a)	13	9,112
AvalonBay Communities, Inc.	57	9,823
Baker Hughes, Inc.	203	11,804
Ball Corp.	83	5,631
Bank of America Corp.	4,358	77,921
The Bank of New York Mellon Corp.	447	19,400
Baxalta, Inc. (a)	232	7,617
Baxter International, Inc.	232	9,299
BB&T Corp.	301	12,121
Becton Dickinson & Co.	86	13,085
Bed Bath & Beyond, Inc. (a)	98	6,393
Berkshire Hathaway, Inc., Class B (a)	473	67,516
Best Buy Co., Inc.	175	5,651
Biogen, Inc. (a)	97	30,922
BioMarin Pharmaceutical, Inc. (a)	67	9,800
BlackRock, Inc.	40	13,453
The Boeing Co.	272	39,214
BorgWarner, Inc.	99	4,921
Boston Properties, Inc.	69	8,506
Boston Scientific Corp. (a)	538	9,329
Bristol-Myers Squibb Co.	682	44,766
Broadcom Corp., Class A	217	10,982
Brown-Forman Corp., Class B	63	6,830
Bunge Ltd.	66	5,270
C.H. Robinson Worldwide, Inc.	96	6,734
C.R. Bard, Inc.	35	6,883
CA, Inc.	194	5,652
Cabot Oil & Gas Corp.	193	5,049
Calpine Corp. (a)	294	5,380
Cameron International Corp. (a)	80	4,037
Campbell Soup Co.	124	6,114
Capital One Financial Corp.	225	18,292
Cardinal Health, Inc.	126	10,707
CarMax, Inc. (a)	88	5,677
Carnival Corp.	163	8,686
Caterpillar, Inc.	238	18,714
CBRE Group, Inc., Class A (a)	156	5,923
CBS Corp., Class B	190	10,159
CDK Global, Inc.	110	5,680
Celanese Corp., Series A	87	5,735
Celgene Corp. (a)	324	42,525
Centene Corp. (a)	83	5,821
CenterPoint Energy, Inc.	293	5,667
CenturyLink, Inc.	268	7,665
Cerner Corp. (a)	128	9,180

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	23

Schedule of Investments (continued)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
CF Industries Holdings, Inc.	100	$5,920
The Charles Schwab Corp.	486	16,952
Charter Communications, Inc., Class A (a)	37	6,877
The Chemours Co.	1	7
Cheniere Energy, Inc. (a)	100	6,897
Chesapeake Energy Corp.	426	3,689
Chevron Corp.	773	68,395
Chipotle Mexican Grill, Inc. (a)	14	10,391
The Chubb Corp.	98	12,184
Church & Dwight Co., Inc.	71	6,129
Cigna Corp.	96	13,830
Cimarex Energy Co.	54	5,622
Cincinnati Financial Corp.	117	6,460
Cintas Corp.	70	5,985
Cisco Systems, Inc.	2,034	57,806
CIT Group, Inc.	129	6,068
Citigroup, Inc.	1,230	71,906
Citizens Financial Group, Inc.	223	5,814
Citrix Systems, Inc. (a)	92	6,956
The Clorox Co.	55	6,157
CME Group, Inc.	137	13,157
CMS Energy Corp.	175	5,996
Coach, Inc.	170	5,304
The Coca-Cola Co.	1,707	70,124
Coca-Cola Enterprises, Inc.	134	6,845
Cognizant Technology Solutions Corp., Class A (a)	238	15,018
Colgate-Palmolive Co.	329	22,379
Columbia Pipeline Group, Inc.	127	3,706
Comcast Corp., Class A	908	56,668
Comcast Corp., Special Class A	102	6,359
Comerica, Inc.	121	5,739
Computer Sciences Corp.	87	5,692
ConAgra Foods, Inc.	194	8,548
Concho Resources, Inc. (a)	57	6,074
ConocoPhillips	517	26,026
Consolidated Edison, Inc.	125	7,949
Constellation Brands, Inc., Class A	64	7,681
The Cooper Cos., Inc.	33	5,841
Corning, Inc.	540	10,087
Costco Wholesale Corp.	178	25,863
Crown Castle International Corp.	134	10,976
Crown Holdings, Inc. (a)	107	5,512
CSX Corp.	395	12,356
Cummins, Inc.	72	9,326
CVS Health Corp.	433	48,700
D.R. Horton, Inc.	227	6,740
Danaher Corp.	258	23,622
Darden Restaurants, Inc.	92	6,786
DaVita HealthCare Partners, Inc. (a)	81	6,401
Deere & Co.	143	13,524
Delta Air Lines, Inc.	142	6,296
Dentsply International, Inc.	115	6,545
Devon Energy Corp.	178	8,797
Digital Realty Trust, Inc.	90	5,784
Discover Financial Services	197	10,995
Discovery Communications, Inc., Class C (a)	214	6,484
DISH Network Corp., Class A (a)	96	6,203
Dollar General Corp.	130	10,448
Dollar Tree, Inc. (a)	84	6,555
Dominion Resources, Inc.	215	15,415
Dover Corp.	87	5,574
The Dow Chemical Co.	436	20,518
Dr Pepper Snapple Group, Inc.	85	6,819
DTE Energy Co.	75	6,035
Duke Energy Corp.	274	20,336
E*Trade Financial Corp. (a)	200	5,684
E.I. du Pont de Nemours & Co.	363	20,241
Common Stocks	Shares	Value
United States (continued)
Eastman Chemical Co.	78	$6,115
eBay, Inc. (a)	473	13,301
Ecolab, Inc.	103	11,928
Edgewell Personal Care Co.	42	4,020
Edison International	132	7,921
Edwards Lifesciences Corp. (a)	50	7,608
Electronic Arts, Inc. (a)	122	8,729
Eli Lilly & Co.	401	33,889
EMC Corp.	832	22,372
Emerson Electric Co.	290	15,007
Entergy Corp.	82	5,824
EOG Resources, Inc.	237	18,294
EQT Corp.	79	6,071
Equifax, Inc.	60	6,128
Equinix, Inc.	27	7,531
Equity Residential	153	11,446
Essex Property Trust, Inc.	31	6,972
The Estee Lauder Cos., Inc., Class A	84	7,485
Eversource Energy	149	7,408
Exelon Corp.	341	10,943
Expedia, Inc.	55	6,679
Expeditors International of Washington, Inc.	130	6,093
Express Scripts Holding Co. (a)	290	26,120
Extra Space Storage, Inc.	85	6,249
Exxon Mobil Corp.	1,736	137,509
F5 Networks, Inc. (a)	47	6,305
Facebook, Inc., Class A (a)	844	79,344
Fastenal Co.	141	5,902
Federal Realty Investment Trust	45	6,156
FedEx Corp.	107	18,342
Fidelity National Information Services, Inc.	140	9,160
Fifth Third Bancorp	354	7,459
First Republic Bank	98	6,251
FirstEnergy Corp.	176	5,977
Fiserv, Inc. (a)	98	8,512
FleetCor Technologies, Inc. (a)	39	6,038
Flowserve Corp.	108	5,075
Fluor Corp.	106	4,956
FMC Corp.	104	5,048
FMC Technologies, Inc. (a)	97	3,178
FNF Group	156	6,098
Foot Locker, Inc.	95	6,702
Ford Motor Co.	1,378	20,436
Fortune Brands Home & Security, Inc.	129	6,160
Franklin Resources, Inc.	184	8,381
Freeport-McMoRan Copper & Gold, Inc.	468	5,499
The Gap, Inc.	155	5,654
Gartner, Inc. (a)	68	6,023
General Dynamics Corp.	107	15,955
General Electric Co.	4,112	107,323
General Growth Properties, Inc.	252	6,839
General Mills, Inc.	237	13,796
General Motors Co.	568	17,898
Genuine Parts Co.	83	7,383
Gilead Sciences, Inc.	612	72,130
The Goldman Sachs Group, Inc.	150	30,760
The Goodyear Tire & Rubber Co.	186	5,604
Google, Inc., Class A (a)	108	71,010
Google, Inc., Class C (a)	143	89,462
H&R Block, Inc.	186	6,192
Halliburton Co.	388	16,215
Hanesbrands, Inc.	187	5,803
Harley-Davidson, Inc.	111	6,471
Harman International Industries, Inc.	49	5,275
Harris Corp.	76	6,303
Hartford Financial Services Group, Inc.	145	6,895
Hasbro, Inc.	83	6,535

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
HCA Holdings, Inc. (a)	138	$12,835
HCP, Inc.	237	9,158
Health Care REIT, Inc.	163	11,307
Helmerich & Payne, Inc.	82	4,735
Henry Schein, Inc. (a)	42	6,215
The Hershey Co.	83	7,710
Hertz Global Holdings, Inc. (a)	296	5,029
Hess Corp.	146	8,615
Hewlett-Packard Co.	750	22,890
Hilton Worldwide Holdings, Inc. (a)	203	5,451
HollyFrontier Corp.	143	6,901
Hologic, Inc. (a)	169	7,041
The Home Depot, Inc.	526	61,558
Honeywell International, Inc.	272	28,574
Hormel Foods Corp.	103	6,099
Hospira, Inc. (a)	75	6,709
Host Hotels & Resorts, Inc.	332	6,434
Humana, Inc.	58	10,561
Huntington Bancshares, Inc.	531	6,197
IHS, Inc., Class A (a)	48	6,001
Illinois Tool Works, Inc.	126	11,273
Illumina, Inc. (a)	60	13,158
Incyte Corp. (a)	61	6,361
Intel Corp.	1,960	56,742
IntercontinentalExchange Group, Inc.	49	11,174
International Business Machines Corp.	388	62,852
International Flavors & Fragrances, Inc.	50	5,780
International Paper Co.	155	7,420
The Interpublic Group of Cos., Inc.	290	6,177
Intuit, Inc.	103	10,894
Intuitive Surgical, Inc. (a)	16	8,531
Invesco Ltd.	175	6,755
Iron Mountain, Inc.	162	4,868
Isis Pharmaceuticals, Inc. (a)	90	4,944
The J.M. Smucker Co.	50	5,585
Jarden Corp. (a)	110	6,050
JB Hunt Transport Services, Inc.	71	5,973
Johnson & Johnson	1,138	114,039
Johnson Controls, Inc.	228	10,388
Jones Lang LaSalle, Inc.	35	6,231
JPMorgan Chase & Co.	1,516	103,891
Juniper Networks, Inc.	216	6,139
Kansas City Southern	65	6,447
Kellogg Co.	132	8,734
Keurig Green Mountain, Inc.	68	5,103
KeyCorp	403	5,981
Kimberly-Clark Corp.	138	15,866
Kimco Realty Corp.	254	6,276
Kinder Morgan, Inc.	729	25,253
KLA-Tencor Corp.	100	5,305
Kohl’s Corp.	92	5,641
The Kraft Heinz Co.	241	19,152
The Kroger Co.	374	14,676
L Brands, Inc.	102	8,233
L-3 Communications Holdings, Inc.	51	5,888
Laboratory Corp. of America Holdings (a)	50	6,365
Lam Research Corp.	73	5,612
Las Vegas Sands Corp.	175	9,807
Lear Corp.	52	5,412
Lennar Corp., Class A	126	6,683
Leucadia National Corp.	239	5,621
Level 3 Communications, Inc. (a)	122	6,161
Liberty Interactive Corp., Series A (a)	241	7,001
Lincoln National Corp.	104	5,857
Linear Technology Corp.	125	5,125
LinkedIn Corp., Class A (a)	49	9,960
LKQ Corp. (a)	207	6,512
Common Stocks	Shares	Value
United States (continued)
Lockheed Martin Corp.	103	$21,331
Loews Corp.	176	6,707
Lowe’s Cos., Inc.	386	26,773
LyondellBasell Industries NV, Class A	155	14,544
M&T Bank Corp.	60	7,869
The Macerich Co.	73	5,779
Macy’s, Inc.	143	9,876
Mallinckrodt PLC (a)	46	5,702
Marathon Oil Corp.	373	7,837
Marathon Petroleum Corp.	218	11,918
Marriott International, Inc., Class A	76	5,518
Marsh & McLennan Cos., Inc.	175	10,140
Martin Marietta Materials, Inc.	40	6,273
Masco Corp.	216	5,700
Mastercard, Inc., Class A	402	39,155
Mattel, Inc.	231	5,362
Maxim Integrated Products, Inc.	172	5,855
McCormick & Co., Inc.	76	6,233
McDonald’s Corp.	389	38,846
McGraw-Hill Financial, Inc.	106	10,785
McKesson Corp.	92	20,292
Mead Johnson Nutrition Co.	98	8,662
Medivation, Inc. (a)	46	4,845
Merck & Co., Inc.	1,173	69,160
MetLife, Inc.	350	19,509
Mettler-Toledo International, Inc. (a)	18	6,077
MGM Resorts International (a)	296	5,808
Microchip Technology, Inc.	123	5,269
Micron Technology, Inc. (a)	444	8,218
Microsoft Corp.	3,244	151,495
Mohawk Industries, Inc. (a)	32	6,451
Molson Coors Brewing Co., Class B	80	5,691
Mondelez International, Inc., Class A	672	30,327
Monsanto Co.	197	20,072
Monster Beverage Corp. (a)	61	9,367
Moody’s Corp.	77	8,503
Morgan Stanley	581	22,566
The Mosaic Co.	155	6,656
Motorola Solutions, Inc.	114	6,858
Mylan NV (a)	166	9,294
The NASDAQ OMX Group, Inc.	115	5,868
National Oilwell Varco, Inc.	237	9,985
Navient Corp.	310	4,867
NetApp, Inc.	179	5,576
Netflix, Inc. (a)	161	18,404
New York Community Bancorp, Inc.	338	6,432
Newell Rubbermaid, Inc.	150	6,492
Newmont Mining Corp.	217	3,726
NextEra Energy, Inc.	155	16,306
Nielsen NV	161	7,802
NIKE, Inc., Class B	250	28,805
Noble Energy, Inc.	201	7,081
Nordstrom, Inc.	91	6,944
Norfolk Southern Corp.	129	10,879
Northern Trust Corp.	91	6,961
Northrop Grumman Corp.	69	11,938
Norwegian Cruise Line Holdings Ltd. (a)	110	6,866
NRG Energy, Inc.	235	5,276
Nucor Corp.	128	5,650
NVIDIA Corp.	270	5,387
O’Reilly Automotive, Inc. (a)	40	9,612
Occidental Petroleum Corp.	335	23,517
Omnicare, Inc.	63	6,102
Omnicom Group, Inc.	109	7,966
ONEOK, Inc.	142	5,366
Oracle Corp.	1,434	57,274
PACCAR, Inc.	140	9,078

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	25

Schedule of Investments (continued)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Pall Corp.	49	$6,196
Palo Alto Networks, Inc. (a)	36	6,690
Parker Hannifin Corp.	59	6,652
Paychex, Inc.	152	7,053
PayPal Holdings, Inc. (a)	473	18,305
PepsiCo, Inc.	590	56,846
Perrigo Co. PLC	61	11,724
Pfizer, Inc.	2,476	89,285
PG&E Corp.	189	9,924
Philip Morris International, Inc.	644	55,081
Phillips 66	213	16,933
Pinnacle West Capital Corp.	98	6,048
Pioneer Natural Resources Co.	72	9,127
The PNC Financial Services Group, Inc.	203	19,931
Polaris Industries, Inc.	41	5,619
PPG Industries, Inc.	102	11,055
PPL Corp.	223	7,094
Praxair, Inc.	121	13,811
Precision Castparts Corp.	65	12,670
The Priceline Group, Inc. (a)	21	26,115
Principal Financial Group, Inc.	115	6,384
The Procter & Gamble Co.	1,087	83,373
The Progressive Corp.	236	7,198
Prologis, Inc.	242	9,828
Prudential Financial, Inc.	179	15,816
Public Service Enterprise Group, Inc.	187	7,792
Public Storage	58	11,900
PVH Corp.	57	6,614
Qorvo, Inc. (a)	73	4,230
QUALCOMM, Inc.	671	43,206
Quest Diagnostics, Inc.	79	5,831
Ralph Lauren Corp.	46	5,791
Range Resources Corp.	108	4,249
Raymond James Financial, Inc.	102	6,018
Raytheon Co.	117	12,764
Realogy Holdings Corp. (a)	127	5,781
Realty Income Corp.	130	6,278
Red Hat, Inc. (a)	81	6,405
Regeneron Pharmaceuticals, Inc. (a)	30	16,610
Regions Financial Corp.	665	6,909
Republic Services, Inc.	152	6,465
ResMed, Inc.	102	5,911
Reynolds American, Inc.	159	13,641
Rite Aid Corp. (a)	689	6,139
Robert Half International, Inc.	105	5,778
Rockwell Automation, Inc.	57	6,656
Rockwell Collins, Inc.	62	5,246
Roper Industries, Inc.	41	6,858
Ross Stores, Inc.	180	9,569
Royal Caribbean Cruises Ltd.	79	7,098
Salesforce.com, Inc. (a)	255	18,691
SanDisk Corp.	90	5,426
SBA Communications Corp., Class A (a)	65	7,847
SCANA Corp.	113	6,192
Schlumberger Ltd.	552	45,717
Sealed Air Corp.	121	6,434
SEI Investments Co.	126	6,717
Sempra Energy	80	8,142
ServiceNow, Inc. (a)	77	6,199
The Sherwin-Williams Co.	28	7,777
Sigma-Aldrich Corp.	61	8,516
Signet Jewelers Ltd.	45	5,455
Simon Property Group, Inc.	125	23,402
Sirius XM Holdings, Inc. (a)	1,578	6,249
Skyworks Solutions, Inc.	67	6,410
SL Green Realty Corp.	52	5,987
Snap-on, Inc.	38	6,262

Common Stocks	Shares	Value
United States (continued)
The Southern Co.	369	$16,505
Southwestern Energy Co. (a)	233	4,334
Spectra Energy Corp.	287	8,685
Splunk, Inc. (a)	84	5,875
St. Jude Medical, Inc.	109	8,046
Stanley Black & Decker, Inc.	63	6,646
Staples, Inc.	363	5,340
Starbucks Corp.	577	33,426
Starwood Hotels & Resorts Worldwide, Inc.	72	5,721
State Street Corp.	167	12,786
Stericycle, Inc. (a)	51	7,189
Stryker Corp.	131	13,397
SunEdison, Inc. (a)	192	4,470
SunTrust Banks, Inc.	217	9,622
Symantec Corp.	292	6,640
Synopsys, Inc. (a)	120	6,101
Sysco Corp.	295	10,711
T-Mobile U.S., Inc. (a)	156	6,343
T. Rowe Price Group, Inc.	111	8,561
Target Corp.	248	20,299
TD Ameritrade Holding Corp.	159	5,840
TEGNA, Inc.	166	4,836
Tesla Motors, Inc. (a)	38	10,114
Tesoro Corp.	67	6,522
Texas Instruments, Inc.	384	19,192
Textron, Inc.	131	5,725
Thermo Fisher Scientific, Inc.	163	22,743
Tiffany & Co.	68	6,508
Time Warner Cable, Inc.	115	21,851
Time Warner, Inc.	334	29,405
TJX Cos., Inc.	296	20,667
Towers Watson & Co., Class A	43	5,452
Tractor Supply Co.	68	6,291
TransDigm Group, Inc. (a)	26	5,884
The Travelers Cos., Inc.	115	12,204
TripAdvisor, Inc. (a)	78	6,192
Twenty-First Century Fox, Inc., Class A	539	18,590
Twenty-First Century Fox, Inc., Class B	193	6,469
Twitter, Inc. (a)	219	6,791
Tyco International PLC	208	7,902
Tyson Foods, Inc., Class A	142	6,298
UDR, Inc.	180	6,086
Ulta Salon Cosmetics & Fragrance, Inc. (a)	38	6,309
Under Armour, Inc., Class A (a)	77	7,648
Union Pacific Corp.	352	34,352
United Parcel Service, Inc., Class B	274	28,047
United Rentals, Inc. (a)	63	4,220
United Technologies Corp.	318	31,899
United Therapeutics Corp. (a)	33	5,589
UnitedHealth Group, Inc.	373	45,282
Universal Health Services, Inc., Class B	46	6,681
Unum Group	169	6,057
US Bancorp	696	31,466
Valero Energy Corp.	204	13,382
Varian Medical Systems, Inc. (a)	70	6,025
Ventas, Inc.	139	9,326
VEREIT, Inc.	659	5,773
Verisk Analytics, Inc., Class A (a)	82	6,405
Verizon Communications, Inc.	1,685	78,841
Vertex Pharmaceuticals, Inc. (a)	100	13,500
VF Corp.	126	9,713
Viacom, Inc., Class B	158	9,006
Visa, Inc., Class A	793	59,745
VMware, Inc., Class A (a)	69	6,150
Vornado Realty Trust	85	8,292
Voya Financial, Inc.	132	6,197
Vulcan Materials Co.	66	6,007

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
W.W. Grainger, Inc.	29	$6,633
WABCO Holdings, Inc. (a)	47	5,803
Wabtec Corp.	60	6,071
Wal-Mart Stores, Inc.	676	48,658
Walgreens Boots Alliance, Inc.	354	34,207
The Walt Disney Co.	636	76,320
Waste Management, Inc.	211	10,788
Waters Corp. (a)	45	6,007
WEC Energy Group, Inc.	124	6,076
Wells Fargo & Co.	1,943	112,441
Western Digital Corp.	98	8,434
The Western Union Co.	272	5,505
WestRock Co. (a)	182	11,477
Weyerhaeuser Co.	252	7,734
Whirlpool Corp.	32	5,687
WhiteWave Foods Co. (a)	123	6,349
Whole Foods Market, Inc.	173	6,297
The Williams Cos., Inc.	292	15,324
Workday, Inc., Class A (a)	75	6,325
Wyndham Worldwide Corp.	70	5,776
Wynn Resorts Ltd.	58	5,987
Common Stocks	Shares	Value
United States (concluded)
Xcel Energy, Inc.	201	$6,969
Xerox Corp.	537	5,918
Xilinx, Inc.	126	5,261
Yahoo!, Inc. (a)	400	14,668
Yum! Brands, Inc.	167	14,656
Zimmer Biomet Holdings, Inc.	77	8,013
Zoetis, Inc.	193	9,453

		8,101,630
Total Long-Term Investments (Cost — $14,516,096) — 96.5%		14,384,890

Short-Term Securities
FFI Premier Institutional Fund, 0.02% (c)(d)	249,778	249,778
Total Short-Term Securities (Cost — $249,778) — 1.7%		249,778
Total Investments (Cost — $14,765,874) — 98.2%		14,634,668
Other Assets Less Liabilities — 1.8%		263,802

Net Assets — 100.0%		$14,898,470

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at July 31, 2015	Income
FFI Premier Institutional Fund	249,778	249,778	$131

(d)	Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts
Contracts Long	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
1	Euro Stoxx 50 Index	Eurex Mercantile	September 2015	USD	39,515	$1,909
1	FTSE 100 Index	Euronext Life	September 2015	USD	103,912	443
3	S&P 500 E-Mini Index	Chicago Mercantile	September 2015	USD	314,760	2,292
Total						$4,644

Derivative Financial Instruments Categorized by Risk Exposure

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure. For information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

As of July 31, 2015, the fair values of derivative financial instruments were as follows:

Unrealized Appreciation For	Statement of Assets and Liabilities Location	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Derivative Financial Instruments — Assets
Financial futures contracts	Net unrealized appreciation[1]	—	—	$4,644	—	—	$4,644

[1]    Includes cumulative appreciation on financial futures contract, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	27

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

For the period ended July 31, 2015, the effect of derivative financial instruments in the Statements of Operation was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) from:
Financial futures contracts	—	—	$(8,592)	—	—	$(8,592)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$4,644	—	—	$4,644

For the period ended July 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average notional value of contracts purchased	$458,187	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$4,668	$374,093	—	$378,761
Austria	—	6,199	—	6,199
Belgium	—	78,229	—	78,229
Bermuda	6,043	—	—	6,043
Canada	487,239	—	—	487,239
Denmark	—	100,228	—	100,228
Finland	—	41,067	—	41,067
France	11,950	535,296	—	547,246
Germany	—	503,825	—	503,825
Hong Kong	5,501	177,643	—	183,144
Ireland	97,584	54,585	—	152,169
Israel	—	33,697	—	33,697
Italy	—	131,950	—	131,950
Japan	—	1,266,261	—	1,266,261
Luxembourg	5,810	—	—	5,810
Netherlands	5,543	237,074	—	242,617
New Zealand	—	1,625	—	1,625
Norway	—	32,466	—	32,466
Portugal	—	2,327	—	2,327
Singapore	12,514	69,344	—	81,858
Spain	—	203,196	—	203,196
Sweden	—	162,300	—	162,300
Switzerland	29,535	546,653	—	576,188
United Kingdom	67,092	991,723	—	1,058,815
United States	8,101,630	—	—	8,101,630
Short-Term Securities	249,778	—	—	249,778

Total	$9,084,887	$5,549,781	—	$14,634,668

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$4,644	—	—	$4,644
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock MSCI World Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$199,667	—	—	$199,667
Cash pledged for financial futures contracts	30,000	—	—	30,000

Total	$229,667	—	—	$229,667

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	29

Statements of Assets and Liabilities

July 31, 2015	BlackRock Midcap Index Fund	BlackRock MSCI Asia ex Japan Index Fund	BlackRock MSCI World Index Fund

Assets
Investments at value — unaffiliated[1]	$2,978,321	$13,795,066	$14,384,890
Investments at value — affiliated[2]	—	23,796	249,778
Foreign currency at value[3]	—	75,016	199,667
Receivables:
Investment advisor	74,382	74,326	77,313
Dividends — unaffiliated	1,642	42,363	14,123
Investments sold	—	878	—
Cash pledged for financial futures contracts	—	—	30,000
Variation margin receivable on financial futures contracts	—	—	711
Deferred offering costs	92,424	71,804	65,060
Prepaid expenses	1,043	543	543

Total assets	3,147,812	14,083,792	15,022,085

Liabilities
Variation margin payable on financial futures contracts	—	—	795
Bank overdraft	21,242	—	—
Payables:
Offering costs	47,175	53,082	57,319
Officer’s and Trustees’ fees	1,879	1,839	1,837
Printing fees	8,940	9,516	9,480
Professional fees	37,367	47,840	48,300
Other accrued expenses	1,230	9,867	5,884

Total liabilities	117,833	122,144	123,615

Net Assets	$3,029,979	$13,961,648	$14,898,470

Net Assets Consist of
Paid-in capital	$3,046,673	$15,051,237	$15,020,023
Undistributed net investment income	2,339	42,246	13,797
Accumulated net realized gain (loss)	15,144	—	(7,058)
Net unrealized appreciation (depreciation)	(34,177)	(1,131,835)	(128,292)

Net Assets	$3,029,979	$13,961,648	$14,898,470

[1] Investments at cost — unaffiliated	$3,012,498	$14,925,690	$14,516,096

[2] Investments at cost — affiliated	—	$23,796	$249,778
[3] Foreign currency at cost	—	$75,794	$201,513

Net Asset Value
Institutional:
Net assets	$2,984,726	$13,961,648	$14,898,470

Shares outstanding	300,195	1,505,527	1,502,096

Net asset value	$9.94	$9.27	$9.92

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Class K:
Net assets	$45,253	—	—

Shares outstanding	4,552	—	—

Net asset value	$9.94	—	—

Shares authorized	Unlimited	—	—

Par value	$0.001	—	—

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JULY 31, 2015

Statements of Operations

Periods Ended July 31, 2015	BlackRock Midcap Index Fund[1]	BlackRock MSCI Asia ex Japan Index Fund[2]	BlackRock MSCI World Index Fund[3]

Investment Income
Dividends — unaffiliated	$9,771	$147,957	$38,673
Dividends — affiliated	32	72	131
Foreign taxes withheld	(8)	(18,909)	(1,587)

Total income	9,795	129,120	37,217

Expenses
Investment advisory	131	5,215	1,223
Transfer agent — Institutional	261	—	—
Transfer agent — Class K	31	—	—
Professional	37,367	47,840	48,300
Organization and offering costs	37,609	24,578	26,681
Printing	9,480	9,516	9,480
Custodian	1,975	8,684	3,480
Officer and Trustees	1,896	1,924	1,920
Registration	356	1,747	1,746
Transfer agent	—	213	246
Miscellaneous	1,105	728	840

Total expenses	90,211	100,445	93,916
Less fees waived by the Manager	(131)	(5,215)	(1,223)
Less other expenses reimbursed by the Manager	(89,266)	(84,587)	(87,557)
Less transfer agent fees reimbursed	—	(213)	(246)
Less transfer agent fees reimbursed — Class K	(31)	—	—

Total expenses after fees waived and/or reimbursed	783	10,430	4,890

Net investment income	9,012	118,690	32,327

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	15,144	—	1,534
Financial futures contracts	—	—	(8,592)
Foreign currency transactions	—	(25,207)	1,493

	15,144	(25,207)	(5,565)

Net change in unrealized appreciation (depreciation) on:
Investments	(34,177)	(1,130,624)	(131,206)
Financial futures contracts	—	—	4,644
Foreign currency translations	—	(1,211)	(1,730)

	(34,177)	(1,131,835)	(128,292)

Net realized and unrealized loss	(19,033)	(1,157,042)	(133,857)

Net Decrease in Net Assets Resulting from Operations	$(10,021)	$(1,038,352)	$(101,530)

[1] From May 13, 2015 (commencement of operations) to July 31, 2015.
[2] From June 9, 2015 (commencement of operations) to July 31, 2015.
[3] From June 1, 2015 (commencement of operations) to July 31, 2015.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	31

Statement of Changes in Net Assets	BlackRock Midcap Index Fund

Increase (Decrease) in Net Assets:	Period May 13, 2015[1] to July 31, 2015

Operations
Net investment income	$9,012
Net realized gain	15,144
Net change in unrealized appreciation (depreciation)	(34,177)

Net decrease in net assets resulting from operations	(10,021)

Distributions to Shareholders From[2]
Net investment income:
Institutional	(6,893)
Class K	(107)

Decrease in net assets resulting from distributions to shareholders	(7,000)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	3,047,000

Net Assets
Total increase in net assets	3,029,979
Beginning of period	—

End of period	$3,029,979

Undistributed net investment income, end of period	$2,339

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JULY 31, 2015

Statement of Changes in Net Assets	BlackRock MSCI Asia ex Japan Index Fund

Increase (Decrease) in Net Assets:	Period June 9, 2015[1] to July 31, 2015

Operations
Net investment income	$118,690
Net realized loss	(25,207)
Net change in unrealized appreciation (depreciation)	(1,131,835)

Net decrease in net assets resulting from operations	(1,038,352)

Distributions to Shareholders From[2]
Net investment income	(53,001)

Capital Share Transactions
Net increase in net assets from capital share transactions	15,053,001

Net Assets
Total increase in net assets	13,961,648
Beginning of period	—

End of period	$13,961,648

Undistributed net investment income, end of period	$42,246

[1] Commencement of operations
[2] Distributions for annual periods determined in accordance with federal tax income regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	33

Statement of Changes in Net Assets	BlackRock MSCI World Index Fund

Increase (Decrease) in Net Assets:	Period June 1, 2015[1] to July 31, 2015

Operations
Net investment income	$32,327
Net realized loss	(5,565)
Net change in unrealized appreciation (depreciation)	(128,292)

Net decrease in net assets resulting from operations	(101,530)

Distributions to Shareholders From[2]
Net investment income	(21,000)

Capital Share Transactions
Net increase in net assets from capital share transactions	15,021,000

Net Assets
Total increase in net assets	14,898,470
Beginning of period	—

End of period	$14,898,470

Undistributed net investment income, end of period	$13,797

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JULY 31, 2015

Financial Highlights	BlackRock Midcap Index Fund

	Institutional
	Period May 13, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.03
Net realized and unrealized loss	(0.07)

Net decrease from investment operations	(0.04)

Distributions from net investment income[3]	(0.02)

Net asset value, end of period	$9.94

Total Return[4]
Based on net asset value	(0.37)%	[5]

Ratios to Average Net Assets
Total expenses	9.27%	[6,7]

Total expenses after fees waived and/or reimbursed	0.12%	[6]

Net investment income	1.38%	[6]

Supplemental Data
Net assets, end of period (000)	$2,985

Portfolio turnover rate	8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.78%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	35

Financial Highlights (concluded)	BlackRock Midcap Index Fund

	Class K
	Period May 13, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.03
Net realized and unrealized loss	(0.07)

Net decrease from investment operations	(0.04)

Distributions from net investment income[3]	(0.02)

Net asset value, end of period	$9.94

Total Return[4]
Based on net asset value	(0.37)%	[5]

Ratios to Average Net Assets
Total expenses	9.42%	[6,7]

Total expenses after fees waived and/or reimbursed	0.08%	[6]

Net investment income	1.21%	[6]

Supplemental Data
Net assets, end of period (000)	$45

Portfolio turnover rate	8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 12.82%.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JULY 31, 2015

Financial Highlights	BlackRock MSCI Asia ex Japan Index Fund

	Institutional
	Period June 9, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.08
Net realized and unrealized loss	(0.77)

Net decrease from investment operations	(0.69)

Distributions from net investment income[3]	(0.04)

Net asset value, end of period	$9.27

Total Return[4]
Based on net asset value	(6.96)%	[5]

Ratios to Average Net Assets
Total expenses	3.80%	[6,7]

Total expenses after fees waived and/or reimbursed	0.50%	[6]

Net investment income	5.69%	[6]

Supplemental Data
Net assets, end of period (000)	$13,962

Portfolio turnover rate	0%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.82%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2015	37

Financial Highlights	BlackRock MSCI World Index Fund

	Institutional
	Period June 1, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.02
Net realized and unrealized loss	(0.09)

Net decrease from investment operations	(0.07)

Distributions from net investment income[3]	(0.01)

Net asset value, end of period	$9.92

Total Return[4]
Based on net asset value	(0.66)%	[5]

Ratios to Average Net Assets
Total expenses	2.93%	[6,7]

Total expenses after fees waived and/or reimbursed	0.20%	[6]

Net investment income	1.32%	[6]

Supplemental Data
Net assets, end of period (000)	$14,898

Portfolio turnover rate	1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.84%.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JULY 31, 2015

Notes to Financial Statements

1. Organization:

BlackRock Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Midcap Index Fund	Midcap Index	Diversified
BlackRock MSCI Asia ex Japan Index Fund	Asia ex Japan Index	Diversified
BlackRock MSCI World Index Fund	World Index	Diversified

Midcap Index offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, each Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g. financial futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed the Funds as follows, which are included in other expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Amount Reimbursed
Midcap Index	$14,883
Asia ex Japan Index	$10,260
World Index	$10,243

BLACKROCK FUNDS	JULY 31, 2015	39

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (“Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end registered investment companies are valued at net asset value each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Funds have the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

40	BLACKROCK FUNDS	JULY 31, 2015

Notes to Financial Statements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: Certain Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Investment Advisory Fee
Midcap Index	0.02%
Asia ex Japan Index	0.25%
World Index	0.05%

BLACKROCK FUNDS	JULY 31, 2015	41

Notes to Financial Statements (continued)

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. For the year ended July 31, 2015, the amounts waived were as follows:

Amount Waived
Midcap Index	$11

The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to November 30, 2016, unless approved by the Board, including a majority of the Independent Trustees. The expense limitation as a percentage of average daily net assets is as follows:

	Institutional	Class K
Midcap Index	0.13%	0.08%
Asia ex Japan Index	0.50%	—
World Index	0.20%	—

These amounts are included in fees waived by the Manager and other expenses reimbursed by the Manager and shown as transfer agent fees reimbursed — class specific in the Statements of Operations. Fees waived and/or reimbursed pursuant to this agreement are as follows:

	Fees waived by the Manager	Other expenses reimbursed by the Manager
Midcap Index	$120	$74,383
Asia ex Japan Index	$5,215	$74,327
World Index	$1,223	$77,314

If during the Funds’ fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Funds, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Funds’ investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On July 31, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring July 31, 2017
Midcap Index:
Fund Level	$74,503
Class K	$31
Asia ex Japan Index	$79,755
World Index	$78,783

Certain officers and/or trustees of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

For the year ended July 31, 2015, purchases and sales of investments, excluding short-term securities, were as follows:

	Midcap Index	Asia ex Japan Index	World Index
Purchases	$3,249,198	$14,926,587	$14,626,347
Sales	251,844	897	111,786

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

42	BLACKROCK FUNDS	JULY 31, 2015

Notes to Financial Statements (continued)

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the period ended July 31, 2015. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of July 31, 2015, the following permanent differences attributable to foreign currency transactions and non-deductible expenses were reclassified to the following accounts:

	Midcap Index	Asia ex Japan Index	World Index
Paid-in capital	$(327)	$(1,764)	$(977)
Undistributed (distributions in excess of) net investment income	$327	$(23,443)	$2,470
Undistributed net realized gain (accumulated net realized loss)	—	$25,207	$(1,493)

The tax character of distributions was as follows:

		Midcap Index	Asia ex Japan Index	World Index
Ordinary income	7/31/2015	$7,000	$53,001	$21,000

As of July 31, 2015, the tax components of accumulated net earnings (losses) were as follows:

	Midcap Index	Asia ex Japan Index	World Index
Undistributed ordinary income	$17,444	$42,587	$14,203
Undistributed long-term capital gains	—	—	—
Capital loss carryforwards	—	—	(2,414)
Net unrealized gains[1]	(34,138)	(1,132,176)	(133,342)

Total	$(16,694)	$(1,089,589)	$(121,553)

[1]

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the timing and recognition of partnership income, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of July 31, 2015, World Index had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains of $2,414.

As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Midcap Index	Asia ex Japan Index	World Index
Tax Cost	$3,012,459	$14,949,827	$14,766,280

Gross unrealized appreciation	$101,295	$221,702	$410,452
Gross unrealized depreciation	(135,433)	(1,352,667)	(542,064)

Net unrealized appreciation (depreciation)	$(34,138)	$(1,130,965)	$(131,612)

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended July 31, 2015, the Funds did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, certain Funds invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and

BLACKROCK FUNDS	JULY 31, 2015	43

Notes to Financial Statements (continued)

price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

As of July 31, 2015, Midcap Index invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting such sector would have a greater impact on Midcap Index and could affect the value, income and/or liquidity of positions in such securities.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invests a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

As of July 31, 2015, the Funds’ investments had the following industry classifications:

Asia ex Japan Index
Industry	Percentage of Long-Term Investments
Banks	17%
Semiconductors & Semiconductor Equipment	10
Real Estate Management & Development	7
Insurance	7
Other[1]	59

[1]	All other industries held were less than 5% of long-term investments.

World Index
Industry	Percentage of Long-Term Investments
Banks	8%
Pharmaceuticals	8
Oil, Gas & Consumable Fuels	6
Other[1]	78

[1]	All other industries held were less than 5% of long-term investments.

44	BLACKROCK FUNDS	JULY 31, 2015

Notes to Financial Statements (concluded)

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period May 13, 2015[1] to July 31, 2015
Midcap Index	Shares	Amount
Institutional
Shares sold	299,508	$2,995,000
Shares issued in reinvestment of distributions	687	6,893
Shares redeemed	—	—

Net increase	300,195	$3,001,893

Class K
Shares sold	4,541	$45,000
Shares issued in reinvestment of distributions	11	107
Shares redeemed	—	—

Net increase	4,552	$45,107

Total Net Increase	304,747	$3,047,000

	Period June 9, 2015[1] to July 31, 2015
Asia ex Japan Index	Shares	Amount
Institutional
Shares sold	1,500,000	$15,000,000
Shares issued in reinvestment of distributions	5,527	53,001
Shares redeemed	—	—

Net increase	1,505,527	$15,053,001

	Period June 1, 2015[1] to July 31, 2015
World Index	Shares	Amount
Institutional
Shares sold	1,500,000	$15,000,000
Shares issued in reinvestment of distributions	2,096	21,000
Shares redeemed	—	—

Net increase	1,502,096	$15,021,000

[1]	Commencement of operations.

At July 31, 2015, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Midcap Index	Asia ex-Japan Index	World Index
Institutional	298,684	1,505,527	1,502,096
Class K	2,005	—	—

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	JULY 31, 2015	45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Midcap Index Fund, BlackRock MSCI Asia ex Japan Index Fund and BlackRock MSCI World Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Midcap Index Fund, BlackRock MSCI Asia ex Japan Index Fund and BlackRock MSCI World Index Fund (three of the funds constituting BlackRock Funds, hereafter collectively referred to as the “Funds”) at July 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 24, 2015

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the fiscal year ended July 31, 2015:

	Payable Date	Midcap Index	MSCI Asia ex Japan	MSCI World Index
Qualified Dividend Income for Individuals [1]	07/17/15	28.70%	74.18%[2]	96.98%
Dividends Qualifying for the Dividend
Received Deduction for Corporations [1]	07/17/15	26.82%	—	57.12%
Foreign Source Income	07/17/15	—	100%[2]	—
Foreign Taxes Paid Per Share[3]	07/17/15	—	$0.012560	—

[1]	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]	The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources.

46	BLACKROCK FUNDS	JULY 31, 2015

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on February 18-20, 2015 (the “Meeting”) to consider the approval of the Trust’s proposed investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”) on behalf of BlackRock Midcap Index Fund (“Midcap Index Fund”), BlackRock MSCI All Country Asia ex Japan Index Fund (“All Country Asia ex Japan Index Fund”) and BlackRock MSCI World Index Fund (“World Index Fund,” and together with Midcap Index Fund and All Country Asia ex Japan Index Fund, the “Funds”), each a portfolio of the Trust. Midcap Index Fund and World Index Fund each commenced operations in May 2015, and All Country Asia ex Japan Index Fund commenced operations in June 2015.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of fifteen individuals, fourteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Trust and the Funds, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) the sharing of potential economies of scale; (e) fall out benefits to BlackRock and its affiliates from their relationship with the Funds; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Funds; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In determining to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meetings relating to its consideration of the Agreement, including, with respect to each Fund, fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, as compared with the fees and expense ratios of a peer group of funds. Both the peer group and the funds within the peer group (collectively, the “Peer Group”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock.1 The Board also received (a) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Funds under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK FUNDS	JULY 31, 2015	47

Disclosure of Investment Advisory Agreement (continued)

each Fund’s operational requirements, including, in addition to seeking to meet its investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services to be provided to the Funds. The Board noted that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates will provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because the Funds are newly organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed each Fund’s contractual management fee ratio compared with the other funds in the Fund’s Peer Group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of other funds in its Peer Group. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board noted that the contractual management fee rate of each of Midcap Index Fund and World Index Fund ranked in the first quartile, and that the estimated actual management fee and the estimated total expense ratio of each of these Funds each ranked in the first quartile, relative to the respective Fund’s Peer Group.

The Board also noted that All Country Asia ex Japan Index Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee and the estimated total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Peer Group.

The Board also noted that, with respect to each Fund, BlackRock has contractually agreed to a cap on the Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Following consideration of this information, the Board, including the independent Board Members, concluded that, with respect to each Fund, the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

48	BLACKROCK FUNDS	JULY 31, 2015

Disclosure of Investment Advisory Agreement (concluded)

As the Funds had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase. The Board also noted the existence of expense caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Funds were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board, including a majority of the Independent Board Members, approved the Agreement between the Manager and the Trust, on behalf of each Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK FUNDS	JULY 31, 2015	49

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 158 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 158 Portfolios	None
Collette Chilton 1958	Trustee	Since 2007	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 158 Portfolios	None
Frank J. Fabozzi 1948	Trustee	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011.	109 RICs consisting of 234 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 158 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 1939	Trustee	Since 2007	Professor Emeritus, New York University since 2005; President, London Center for Policy Research since 2012; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 158 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 158 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 158 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 158 Portfolios	None
Toby Rosenblatt 1938	Trustee	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Futures Foundation (philanthropic foundation) since 2009; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 158 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 158 Portfolios	None

50	BLACKROCK FUNDS	JULY 31, 2015

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 158 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 158 Portfolios	None
[1] The address of each Trustee and Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]    Date shown is the earliest date a person has served for the Trust. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Fund’s board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Trustee[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	109 RICs consisting of 234 Portfolios	None
[4] Ms. Novick is an “interested person,” as defined in the 1940 Act, of the Trust based on her positions with BlackRock and its affiliates.

BLACKROCK FUNDS	JULY 31, 2015	51

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.

Effective May 18, 2015, Ian MacKinnon resigned as a Trustee of the Trust.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent BNY Mellon Investment Servicing (US), Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

52	BLACKROCK FUNDS	JULY 31, 2015

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 537-4942; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 537-4942 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

BLACKROCK FUNDS	JULY 31, 2015	53

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

54	BLACKROCK FUNDS	JULY 31, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	JULY 31, 2015	55

The report is intended to current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Index 3-7/15-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) and Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Midcap Index Fund	$20,000	N/A	$0	N/A	$13,107	N/A	$0	N/A
BlackRock MSCI Asia ex Japan Index Fund	$20,000	N/A	$0	N/A	$14,127	N/A	$0	N/A
BlackRock MSCI World Index Fund	$20,000	N/A	$0	N/A	$14,127	N/A	$0	N/A

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$690,757	$602,463
(c) Tax Fees[2]	$11,821,636	$12,495,765
(d) All Other Fees[3]	$404,124	$558,341

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Midcap Index Fund	$13,107	N/A
BlackRock MSCI Asia ex Japan Index Fund	$14,127	N/A
BlackRock MSCI World Index Fund	$14,127	N/A

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Open-End and ETF Voting Policy

(a)(5) Global Corporate Governance and Engagement Principles

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

  Date: October 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

  Date: October 1, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

  Date: October 1, 2015